American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity ETF (AVEM)
November 30, 2020

Avantis Emerging Markets Equity ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.1%
Brazil — 5.6%
AES Tiete Energia SA	100,200	299,250
Aliansce Sonae Shopping Centers SA(1)	13,600	67,221
Alliar Medicos A Frente SA	300	608
Alpargatas SA, Preference Shares	3,700	28,247
Alupar Investimento SA	9,800	44,762
Ambev SA, ADR	128,781	342,557
Arezzo Industria e Comercio SA	7,000	90,809
Atacadao SA	20,500	76,224
Azul SA, ADR(1)(2)	7,899	168,012
B2W Cia Digital(1)	3,400	45,027
B3 SA - Brasil Bolsa Balcao	65,700	688,345
Banco ABC Brasil SA, Preference Shares	8,800	24,130
Banco Bradesco SA	48,460	197,190
Banco Bradesco SA, ADR	155,990	708,195
Banco BTG Pactual SA	14,300	210,707
Banco do Brasil SA	55,890	355,950
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	26,000	64,643
Banco Inter SA	2,700	36,740
Banco Inter SA, Preference Shares	7,100	32,337
Banco Pan SA, Preference Shares	36,800	64,225
Banco Santander Brasil SA, ADR(2)	21,322	155,224
BB Seguridade Participacoes SA	32,700	176,946
BK Brasil Operacao e Assessoria a Restaurantes SA	300	609
BR Malls Participacoes SA(1)	64,100	117,374
BR Properties SA	31,200	60,858
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,500	7,658
Braskem SA, ADR(2)	7,362	61,988
BRF SA, ADR(1)	65,511	269,250
Camil Alimentos SA	17,100	35,940
CCR SA	139,200	339,075
Centrais Eletricas Brasileiras SA, ADR(2)	13,437	77,935
Centrais Eletricas Brasileiras SA, Class B Preference Shares	3,000	17,992
Cia Brasileira de Distribuicao, ADR	22,612	287,851
Cia de Locacao das Americas	35,900	184,278
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	28,904	239,903
Cia de Saneamento de Minas Gerais-COPASA	19,500	54,051
Cia de Saneamento do Parana	4,200	19,654
Cia de Saneamento do Parana, Preference Shares	38,700	36,191
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	9,100	46,134
Cia Energetica de Minas Gerais, ADR(2)	116,822	282,709
Cia Energetica de Sao Paulo, Class B Preference Shares	21,700	113,575
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	2,900	10,068
Cia Hering	21,800	70,355
Cia Paranaense de Energia, ADR	8,226	105,128
Cia Siderurgica Nacional SA, ADR(2)	83,745	364,291
Cielo SA	71,200	48,243
Cogna Educacao	6,100	5,443
Construtora Tenda SA	3,500	18,861

Cosan Logistica SA(1)	20,700	66,033
Cosan SA	8,100	118,717
CVC Brasil Operadora e Agencia de Viagens SA	8,600	28,927
Cyrela Brazil Realty SA Empreendimentos e Participacoes	31,300	157,277
Direcional Engenharia SA	5,900	13,909
Duratex SA	38,500	136,828
EcoRodovias Infraestrutura e Logistica SA(1)	33,300	74,526
EDP - Energias do Brasil SA	23,400	81,765
Embraer SA, ADR(1)	20,705	123,609
Enauta Participacoes SA	16,600	32,596
Energisa SA	3,000	25,854
Eneva SA(1)	15,700	172,461
Engie Brasil Energia SA	15,000	119,778
Equatorial Energia SA	36,400	147,981
Even Construtora e Incorporadora SA	18,600	43,328
Ez Tec Empreendimentos e Participacoes SA	6,700	51,500
Fleury SA	19,500	96,710
Fras-Le SA	6,200	9,004
Gafisa SA(1)	27,000	21,419
Gerdau SA, ADR	164,147	691,059
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	1,329	11,735
Grendene SA	29,100	45,518
Grupo SBF SA(1)	7,300	36,341
Guararapes Confeccoes SA	12,600	38,312
Hapvida Participacoes e Investimentos SA	58,500	155,493
Helbor Empreendimentos SA(1)	5,040	10,301
Hypera SA	12,800	76,264
Iguatemi Empresa de Shopping Centers SA	5,400	36,327
Industrias Romi SA	10,966	25,279
Instituto Hermes Pardini SA	6,200	25,923
Iochpe Maxion SA	18,600	53,779
IRB Brasil Resseguros S/A	97,196	120,465
Itau Unibanco Holding SA, ADR	116,440	622,954
JBS SA	49,800	215,192
Jereissati Participacoes SA	6,100	27,327
JHSF Participacoes SA	37,900	52,774
Klabin SA	103,600	483,443
Light SA(1)	21,900	95,164
Linx SA	10,500	71,595
Localiza Rent a Car SA	30,830	386,655
Locaweb Servicos de Internet SA(1)	3,300	40,636
LOG Commercial Properties e Participacoes SA	8,000	52,115
Log-in Logistica Intermodal SA(1)	400	1,146
Lojas Americanas SA, Preference Shares	55,863	241,391
Lojas Renner SA	63,100	528,601
M Dias Branco SA	6,800	41,061
Magazine Luiza SA	129,300	564,273
Mahle-Metal Leve SA	3,500	12,883
Marcopolo SA, Preference Shares	96,800	49,688
Marfrig Global Foods SA(1)	44,800	122,507
Marisa Lojas SA(1)	15,881	19,920
Metalurgica Gerdau SA, Preference Shares	10,700	20,651
Mills Estruturas e Servicos de Engenharia SA(1)	23,700	27,958
Minerva SA	36,000	67,398
Mitre Realty Empreendimentos E Participacoes LTDA(1)	9,000	24,040

Movida Participacoes SA	22,400	82,368
MRV Engenharia e Participacoes SA	22,800	81,413
Multiplan Empreendimentos Imobiliarios SA	14,100	60,007
Natura & Co. Holding SA(1)	33,156	310,308
Notre Dame Intermedica Participacoes SA	6,588	84,235
Odontoprev SA	11,600	28,538
Omega Geracao SA(1)	8,700	59,289
Petro Rio SA(1)	10,800	100,694
Petrobras Distribuidora SA	76,100	292,474
Petroleo Brasileiro SA, ADR	97,876	936,673
Petroleo Brasileiro SA, ADR Preference Shares	124,154	1,148,425
Porto Seguro SA	12,700	114,237
Qualicorp Consultoria e Corretora de Seguros SA	21,900	136,124
Raia Drogasil SA	27,000	131,336
Randon SA Implementos e Participacoes, Preference Shares	27,800	75,761
Rumo SA(1)	63,900	225,428
Santos Brasil Participacoes SA	3,000	2,688
Sao Martinho SA	36,400	180,118
Ser Educacional SA	2,800	7,489
SIMPAR SA(1)	4,500	25,316
SLC Agricola SA	11,200	56,863
Smiles Fidelidade SA	11,700	44,005
StoneCo Ltd., A Shares(1)	3,874	283,654
Sul America SA	40,140	318,204
Suzano SA, ADR(1)(2)	41,104	428,715
Tecnisa SA(1)	15,300	27,331
Tegma Gestao Logistica SA	2,200	11,211
Telefonica Brasil SA, ADR	17,063	149,301
TIM SA, ADR	11,956	149,809
TOTVS SA	57,000	291,522
Trisul SA	3,000	6,652
Tupy SA(1)	12,700	52,034
Ultrapar Participacoes SA, ADR	95,438	360,756
Unipar Carbocloro SA, Preference Shares	7,800	57,742
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	38,000	98,167
Vale SA, ADR	134,263	1,954,869
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA(1)	6,500	11,696
Via Varejo SA(1)	40,900	134,593
Vivara Participacoes SA	8,900	42,030
Vulcabras Azaleia SA(1)	16,100	21,307
WEG SA	16,600	230,158
Wiz Solucoes e Corretagem de Seguros SA	14,000	23,127
YDUQS Participacoes SA	48,300	296,252
		22,504,072
Chile — 0.6%
AES Gener SA	441,709	78,266
Aguas Andinas SA, A Shares	280,018	81,223
Banco de Chile	1,143,848	100,813
Banco de Credito e Inversiones SA	3,708	129,456
Banco Santander Chile, ADR(2)	6,656	114,550
Besalco SA	44,236	21,482

CAP SA	7,006	66,667
Cencosud SA	32,850	56,771
Cencosud Shopping SA	24,827	41,315
Cia Cervecerias Unidas SA, ADR	5,046	72,208
Cia Sud Americana de Vapores SA(1)	2,139,696	65,716
Colbun SA	993,105	159,022
Embotelladora Andina SA, Class B Preference Shares	44,637	101,062
Empresa Nacional de Telecomunicaciones SA	13,717	83,177
Empresas CMPC SA	70,281	152,213
Empresas COPEC SA	7,149	56,768
Enel Americas SA, ADR	15,246	110,686
Enel Chile SA	2,360,943	164,451
Engie Energia Chile SA	182,950	220,914
Falabella SA	37,455	128,357
Forus SA	2,121	3,201
Grupo Security SA	164,860	30,077
Inversiones Aguas Metropolitanas SA	44,574	33,944
Itau CorpBanca Chile SA	8,496,524	24,645
Latam Airlines Group SA, ADR(1)(2)	8,447	12,248
Parque Arauco SA	33,832	52,486
Ripley Corp. SA	56,617	17,835
Salfacorp SA	15,871	8,686
SMU SA	11,262	1,715
Sociedad Quimica y Minera de Chile SA, ADR	3,542	166,722
Vina Concha y Toro SA	32,283	55,676
		2,412,352
China — 38.0%
21Vianet Group, Inc., ADR(1)	4,131	117,073
360 DigiTech, Inc., ADR(1)	17,223	213,565
361 Degrees International Ltd.	40,000	4,998
3SBio, Inc.(1)	116,000	114,698
51job, Inc., ADR(1)	4,382	308,931
A-Living Smart City Services Co. Ltd., H Shares	12,250	51,712
AAC Technologies Holdings, Inc.(2)	75,000	420,951
Agile Group Holdings Ltd.	230,000	330,332
Agricultural Bank of China Ltd., H Shares	1,127,000	423,174
Air China Ltd., H Shares	54,000	43,367
Ajisen China Holdings Ltd.	30,000	4,141
Alibaba Group Holding Ltd., ADR(1)	46,185	12,163,282
Alibaba Health Information Technology Ltd.(1)	48,000	141,509
Alibaba Pictures Group Ltd.(1)	390,000	52,023
Aluminum Corp. of China Ltd., H Shares(1)	96,000	37,654
Angang Steel Co. Ltd., H Shares(2)	32,000	13,731
Anhui Conch Cement Co. Ltd., H Shares	60,000	382,570
Anhui Expressway Co. Ltd., H Shares	72,000	40,969
ANTA Sports Products Ltd.	88,000	1,200,631
Aoyuan Healthy Life Group Co. Ltd.(1)(2)	25,000	16,312
Ascletis Pharma, Inc.(1)(2)	13,000	4,719
Asia Cement China Holdings Corp.	61,000	60,679
Atlas Corp.	21,854	247,387
Autohome, Inc., ADR	8,525	804,930
AviChina Industry & Technology Co. Ltd., H Shares	297,000	180,003
BAIC Motor Corp. Ltd., H Shares	266,000	99,768
Baidu, Inc., ADR(1)	25,264	3,511,443
BAIOO Family Interactive Ltd.	136,000	17,689

Bank of China Ltd., H Shares	4,071,000	1,412,814
Bank of Chongqing Co. Ltd., H Shares	79,000	48,657
Bank of Communications Co. Ltd., H Shares	411,000	226,947
BBMG Corp., H Shares	181,000	37,459
Beijing Capital International Airport Co. Ltd., H Shares	174,000	129,813
Beijing Capital Land Ltd., H Shares	135,000	23,972
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	11,500	29,680
Beijing Energy International Holding Co. Ltd.(1)	70,000	2,154
Beijing Enterprises Clean Energy Group Ltd.(1)	740,000	5,613
Beijing Enterprises Holdings Ltd.	26,000	83,913
Beijing Enterprises Water Group Ltd.(1)	318,000	128,592
Beijing Gas Blue Sky Holdings Ltd.(1)	88,000	1,602
Beijing Jingneng Clean Energy Co. Ltd., H Shares	250,000	81,516
Beijing North Star Co. Ltd., H Shares	4,000	822
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	31,000	37,317
Best Pacific International Holdings Ltd.	4,000	668
Bestway Global Holding, Inc.	8,000	1,897
Bilibili, Inc., ADR(1)(2)	1,121	70,466
Binjiang Service Group Co. Ltd.	24,500	47,493
BOC Aviation Ltd.	40,400	359,091
Bosideng International Holdings Ltd.(2)	516,000	226,426
Bright Scholar Education Holdings Ltd., ADR	617	3,986
Brilliance China Automotive Holdings Ltd.	306,000	272,714
BYD Co. Ltd., H Shares(2)	41,500	976,564
BYD Electronic International Co. Ltd.(2)	149,000	740,739
CA Cultural Technology Group Ltd.(1)	30,000	10,014
Cabbeen Fashion Ltd.	50,000	17,831
Canadian Solar, Inc.(1)	12,284	525,264
Canvest Environmental Protection Group Co. Ltd.	103,000	43,507
CAR, Inc.(1)(2)	195,000	95,084
Central China Real Estate Ltd.	117,000	62,682
CGN New Energy Holdings Co. Ltd.(1)	228,000	33,193
CGN Power Co. Ltd., H Shares	645,000	138,262
Chaowei Power Holdings Ltd.	86,000	36,170
China Aerospace International Holdings Ltd.	48,000	2,726
China Aircraft Leasing Group Holdings Ltd.	5,000	4,541
China Aoyuan Group Ltd.	31,000	32,108
China BlueChemical Ltd., H Shares	200,000	35,016
China Cinda Asset Management Co. Ltd., H Shares	1,003,000	195,569
China CITIC Bank Corp. Ltd., H Shares	538,000	231,831
China Coal Energy Co. Ltd., H Shares	103,000	29,147
China Communications Construction Co. Ltd., H Shares	310,000	160,471
China Communications Services Corp. Ltd., H Shares	352,000	187,792
China Conch Venture Holdings Ltd.	122,000	573,950
China Construction Bank Corp., H Shares	4,913,000	3,779,034
China Datang Corp. Renewable Power Co. Ltd., H Shares	463,000	66,140
China Dongxiang Group Co. Ltd.	736,000	85,596
China East Education Holdings Ltd.	86,500	192,987
China Eastern Airlines Corp. Ltd., H Shares	116,000	51,715
China Education Group Holdings Ltd.	121,000	241,524
China Energy Development Holdings Ltd.(1)	248,000	3,844
China Everbright Bank Co. Ltd., H Shares	190,000	73,956
China Everbright Environment Group Ltd.	647,000	357,370
China Everbright Greentech Ltd.(2)	79,000	32,284
China Everbright Ltd.	106,000	153,044

China Everbright Water Ltd.	28,300	4,750
China Evergrande Group(2)	79,000	165,602
China Feihe Ltd.	180,000	430,948
China Foods Ltd.	102,000	36,557
China Galaxy Securities Co. Ltd., H Shares	540,000	347,069
China Gas Holdings Ltd.	22,000	80,214
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	136,000	118,276
China Harmony Auto Holding Ltd.(2)	157,000	82,289
China High Speed Transmission Equipment Group Co. Ltd.	53,000	37,931
China Hongqiao Group Ltd.	234,000	203,948
China Huarong Asset Management Co. Ltd., H Shares	834,000	95,856
China Index Holdings Ltd., ADR(1)	1,125	2,340
China International Capital Corp. Ltd., H Shares(1)	271,200	628,326
China Jinmao Holdings Group Ltd.	776,000	398,200
China Lesso Group Holdings Ltd.	169,000	302,130
China Life Insurance Co. Ltd., ADR(2)	68,910	775,237
China Lilang Ltd.	96,000	65,621
China Literature Ltd.(1)(2)	53,200	405,073
China Logistics Property Holdings Co. Ltd.(1)(2)	83,000	42,898
China Longyuan Power Group Corp. Ltd., H Shares	501,000	422,580
China Maple Leaf Educational Systems Ltd.(2)	318,000	94,369
China Medical System Holdings Ltd.	203,000	207,679
China Meidong Auto Holdings Ltd.	96,000	416,741
China Mengniu Dairy Co. Ltd.(1)	126,000	638,266
China Merchants Bank Co. Ltd., H Shares	263,500	1,668,781
China Merchants Land Ltd.	148,000	22,357
China Merchants Port Holdings Co. Ltd.	267,545	317,459
China Minsheng Banking Corp. Ltd., H Shares	449,000	245,467
China Mobile Ltd., ADR	69,975	2,088,754
China Modern Dairy Holdings Ltd.(1)(2)	63,000	10,679
China Molybdenum Co. Ltd., H Shares	240,000	112,010
China National Building Material Co. Ltd., H Shares	748,000	975,174
China New Higher Education Group Ltd.	148,000	93,649
China Oil & Gas Group Ltd.(1)	280,000	15,372
China Oilfield Services Ltd., H Shares	140,000	105,026
China Oriental Group Co. Ltd.	134,000	40,137
China Overseas Grand Oceans Group Ltd.	116,000	68,891
China Overseas Land & Investment Ltd.	174,000	416,229
China Overseas Property Holdings Ltd.	30,000	19,571
China Pacific Insurance Group Co. Ltd., H Shares	172,400	634,692
China Petroleum & Chemical Corp., ADR	14,127	636,845
China Pioneer Pharma Holdings Ltd.	123,000	15,512
China Power International Development Ltd.	1,370,000	274,943
China Railway Construction Corp. Ltd., H Shares	184,500	121,361
China Railway Group Ltd., H Shares	341,000	167,893
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	49,918
China Reinsurance Group Corp., H Shares	302,000	31,835
China Renaissance Holdings Ltd.(1)	23,400	46,073
China Resources Beer Holdings Co. Ltd.	92,000	681,429
China Resources Cement Holdings Ltd.	342,000	423,627
China Resources Gas Group Ltd.	44,000	208,895
China Resources Land Ltd.	298,000	1,254,104
China Resources Medical Holdings Co. Ltd.	52,500	39,456
China Resources Pharmaceutical Group Ltd.	154,000	82,971
China Resources Power Holdings Co. Ltd.	310,000	329,857

China Sanjiang Fine Chemicals Co. Ltd.	30,000	9,780
China SCE Group Holdings Ltd.	225,000	102,606
China Shengmu Organic Milk Ltd.(1)	59,000	5,337
China Shenhua Energy Co. Ltd., H Shares	284,500	547,361
China Shineway Pharmaceutical Group Ltd.	38,000	25,908
China South City Holdings Ltd.	470,000	50,768
China Southern Airlines Co. Ltd., H Shares(1)	116,000	71,037
China State Construction International Holdings Ltd.	282,000	185,736
China Suntien Green Energy Corp. Ltd., H Shares	333,000	87,100
China Taiping Insurance Holdings Co. Ltd.	184,400	326,353
China Telecom Corp. Ltd., ADR(2)	15,450	465,199
China Tian Lun Gas Holdings Ltd.(2)	23,000	19,845
China Tobacco International HK Co. Ltd.(2)	24,000	49,947
China Tower Corp. Ltd., H Shares	2,972,000	469,060
China Traditional Chinese Medicine Holdings Co. Ltd.	178,000	83,882
China Travel International Investment Hong Kong Ltd.(1)	278,000	39,077
China Unicom (Hong Kong) Ltd., ADR	51,270	308,133
China Vanke Co. Ltd., H Shares	52,900	200,716
China Vast Industrial Urban Development Co. Ltd.	5,000	2,031
China Water Affairs Group Ltd.	80,000	62,784
China Wood Optimization Holding Ltd.(1)	8,000	1,345
China Xinhua Education Group Ltd.	56,000	18,517
China XLX Fertiliser Ltd.	30,000	9,998
China Yongda Automobiles Services Holdings Ltd.	179,500	307,306
China Yuchai International Ltd.	4,954	83,425
China Yuhua Education Corp. Ltd.	194,000	182,916
China ZhengTong Auto Services Holdings Ltd.(1)(2)	31,500	4,389
China Zhongwang Holdings Ltd.(1)	49,600	10,826
Chinasoft International Ltd.(1)	258,000	274,651
Chongqing Rural Commercial Bank Co. Ltd., H Shares	585,000	250,843
CIFI Holdings Group Co. Ltd.	235,631	202,802
CIMC Enric Holdings Ltd.(2)	56,000	32,018
CIMC Vehicles Group Co. Ltd., Class H	20,000	17,977
CITIC Ltd.	316,000	245,677
CITIC Resources Holdings Ltd.(1)	118,000	4,417
CITIC Securities Co. Ltd., H Shares	214,500	483,639
CNOOC Ltd., ADR	15,404	1,520,837
COFCO Joycome Foods Ltd.(2)	17,000	5,697
Colour Life Services Group Co. Ltd.(1)(2)	43,000	20,463
Concord New Energy Group Ltd.	740,000	40,616
Consun Pharmaceutical Group Ltd.	68,000	27,105
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	136,000	59,615
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	300,000	281,785
COSCO SHIPPING International Hong Kong Co. Ltd.	86,000	29,939
COSCO SHIPPING Ports Ltd.	300,621	197,660
Country Garden Holdings Co. Ltd.	268,966	353,653
Country Garden Services Holdings Co. Ltd.	154,000	863,427
CPMC Holdings Ltd.	97,000	43,737
CRRC Corp. Ltd., H Shares	159,000	63,558
CSPC Pharmaceutical Group Ltd.	1,441,760	1,395,003
DaFa Properties Group Ltd.	31,000	27,522
Dali Foods Group Co. Ltd.	216,000	133,482
Daqo New Energy Corp., ADR(1)	13,285	571,521
Datang International Power Generation Co. Ltd., H Shares(2)	184,000	24,644
Dawnrays Pharmaceutical Holdings Ltd.	55,000	7,788

Dexin China Holdings Co. Ltd.(1)	50,000	19,096
Differ Group Holding Co. Ltd.(1)	256,000	25,100
Digital China Holdings Ltd.(2)	42,000	32,845
Dongfeng Motor Group Co. Ltd., Class H	338,000	349,611
Dongyue Group Ltd.	162,000	84,271
DouYu International Holdings Ltd., ADR(1)	1,841	24,412
Duiba Group Ltd.(1)	119,600	36,674
Dynagreen Environmental Protection Group Co. Ltd., H Shares	40,000	18,498
E-House China Enterprise Holdings Ltd.	21,300	19,465
ENN Energy Holdings Ltd.	36,200	477,223
Essex Bio-technology Ltd.	25,000	13,564
Ever Sunshine Lifestyle Services Group Ltd.	80,000	140,612
Fanhua, Inc., ADR(2)	5,056	71,997
Fantasia Holdings Group Co. Ltd.(1)	192,000	37,172
Far East Horizon Ltd.	333,000	353,810
FinVolution Group, ADR	18,840	41,071
Fosun International Ltd.	240,000	345,670
Fountain SET Holdings Ltd.	38,000	4,468
Fu Shou Yuan International Group Ltd.	145,000	145,522
Fufeng Group Ltd.(1)	63,000	23,968
Fullshare Holdings Ltd.(1)	865,000	16,555
Fuyao Glass Industry Group Co. Ltd., H Shares	48,000	230,027
GCL-Poly Energy Holdings Ltd.(1)(2)	1,167,000	117,671
GDS Holdings Ltd., ADR(1)	7,348	661,540
Geely Automobile Holdings Ltd.	757,000	2,110,419
Gemdale Properties & Investment Corp. Ltd.	952,000	156,923
Genertec Universal Medical Group Co. Ltd.	157,500	120,797
Genscript Biotech Corp.(1)	98,000	141,157
GF Securities Co. Ltd., H Shares	147,200	204,296
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	1,965
Global Cord Blood Corp.(1)	4,088	16,393
Glorious Property Holdings Ltd.(1)	187,000	7,303
Glory Sun Financial Group Ltd.(1)(2)	324,000	14,974
GR Properties Ltd.(1)	104,000	13,843
Grand Baoxin Auto Group Ltd.(1)	30,500	3,798
Great Wall Motor Co. Ltd., H Shares	236,000	478,422
Greatview Aseptic Packaging Co. Ltd.	89,000	45,388
Greenland Hong Kong Holdings Ltd.	137,000	42,155
Greentown Service Group Co. Ltd.	186,000	216,498
GSX Techedu, Inc., ADR(1)(2)	4,948	318,107
Guangdong Investment Ltd.	136,000	226,064
Guangzhou Automobile Group Co. Ltd., H Shares	136,000	145,362
Guangzhou R&F Properties Co. Ltd., H Shares	345,600	450,841
Guorui Properties Ltd.	65,000	7,845
Guotai Junan Securities Co. Ltd., H Shares	69,200	101,802
Haichang Ocean Park Holdings Ltd.(1)	61,000	3,423
Haidilao International Holding Ltd.	34,000	221,936
Haier Electronics Group Co. Ltd.	132,000	627,677
Hainan Meilan International Airport Co. Ltd., H Shares(1)	37,000	149,926
Haitian International Holdings Ltd.	94,000	254,029
Haitong Securities Co. Ltd., H Shares	152,000	130,122
Hansoh Pharmaceutical Group Co. Ltd.(1)	34,000	163,585
Harbin Electric Co. Ltd., H Shares(1)	94,000	30,612
HC Group, Inc.(1)	7,500	995
Hebei Construction Group Corp. Ltd., H Shares(2)	68,000	193,160

Hengan International Group Co. Ltd.	71,000	488,173
Hi Sun Technology China Ltd.(1)	120,000	13,633
Hisense Home Appliances Group Co. Ltd., H Shares	76,000	114,063
HKC Holdings Ltd.	8,000	3,808
Hollysys Automation Technologies Ltd.	11,049	139,328
Homeland Interactive Technology Ltd.	78,000	53,811
Honghua Group Ltd.(1)	155,000	4,725
Honworld Group Ltd.	7,500	2,109
Hopson Development Holdings Ltd.	88,000	227,474
Hua Hong Semiconductor Ltd.(1)	42,000	209,950
Huabao International Holdings Ltd.(2)	18,000	24,419
Huadian Power International Corp. Ltd., H Shares	132,000	34,935
Huami Corp., ADR(1)(2)	3,740	46,600
Huaneng Power International, Inc., H Shares	418,000	161,407
Huatai Securities Co. Ltd., H Shares	180,800	281,432
Huaxi Holdings Co. Ltd.	14,000	4,162
Huazhong In-Vehicle Holdings Co. Ltd.	14,000	1,087
Huazhu Group Ltd., ADR	13,808	687,362
Huifu Payment Ltd.(1)(2)	80,400	24,839
Huijing Holdings Co. Ltd.(2)	198,000	52,177
HUYA, Inc., ADR(1)(2)	4,238	87,684
iDreamSky Technology Holdings Ltd.(1)(2)	32,800	16,179
IGG, Inc.	251,000	251,353
IMAX China Holding, Inc.	20,100	34,838
Industrial & Commercial Bank of China Ltd., H Shares	3,022,000	1,882,375
Inke Ltd.(1)	248,000	33,515
Inspur International Ltd.(1)	22,000	5,330
International Alliance Financial Leasing Co. Ltd.(1)	30,000	2,829
iQIYI, Inc., ADR(1)	878	19,632
IVD Medical Holding Ltd.	14,000	4,170
JD.com, Inc., ADR(1)	47,114	4,021,180
JH Educational Technology, Inc.	52,000	25,534
Jiangsu Expressway Co. Ltd., H Shares	118,000	132,825
Jiangxi Copper Co. Ltd., H Shares	97,000	159,097
Jiayuan International Group Ltd.	60,000	23,728
Jinchuan Group International Resources Co. Ltd.(2)	93,000	10,061
Jingrui Holdings Ltd.	30,000	8,021
JinkoSolar Holding Co. Ltd., ADR(1)(2)	6,717	463,742
Jiumaojiu International Holdings Ltd.(1)	9,000	20,431
JNBY Design Ltd.	6,500	7,378
JOYY, Inc., ADR	3,973	353,875
Kaisa Group Holdings Ltd.(1)	364,000	191,915
Kaisa Prosperity Holdings Ltd.(1)	9,750	24,670
Kandi Technologies Group, Inc.(1)(2)	8,347	81,467
Kasen International Holdings Ltd.(1)	30,000	2,981
KE Holdings, Inc., ADR(1)	1,851	120,926
Kingboard Holdings Ltd.	85,500	327,772
Kingboard Laminates Holdings Ltd.	155,500	251,866
Kingdee International Software Group Co. Ltd.(1)	165,000	577,725
Kingsoft Corp. Ltd.	47,000	236,905
Kunlun Energy Co. Ltd.	382,000	286,170
KWG Group Holdings Ltd.	258,000	353,604
KWG Living Group Holdings Ltd.(1)	184,249	142,625
Lee & Man Paper Manufacturing Ltd.	50,000	40,522
Lee's Pharmaceutical Holdings Ltd.	47,500	28,735

Lenovo Group Ltd.	552,000	394,272
LexinFintech Holdings Ltd., ADR(1)	9,673	72,257
Li Ning Co. Ltd.	337,500	1,835,286
Lifestyle China Group Ltd.(1)	12,500	1,584
Lifetech Scientific Corp.(1)	528,000	228,984
Logan Group Co. Ltd.	199,000	331,667
Longfor Group Holdings Ltd.	174,500	1,133,685
Lonking Holdings Ltd.	325,000	94,000
Lufax Holding Ltd., ADR(1)	4,117	67,807
Luye Pharma Group Ltd.(2)	386,000	224,208
Maanshan Iron & Steel Co. Ltd., H Shares	60,000	18,270
Maoye International Holdings Ltd.	77,000	3,124
Meitu, Inc.(1)	137,000	26,366
Meituan, Class B(1)	78,200	2,934,759
Metallurgical Corp. of China Ltd., H Shares	198,000	35,925
Midea Real Estate Holding Ltd.	6,000	13,973
Minsheng Education Group Co. Ltd.	118,000	17,370
MMG Ltd.(1)(2)	240,000	104,892
Momo, Inc., ADR	14,503	208,553
Mulsanne Group Holding Ltd.(1)	32,500	19,711
Nam Tai Property, Inc.(1)	3,469	17,414
NetDragon Websoft Holdings Ltd.	39,000	85,250
NetEase, Inc., ADR	27,609	2,495,025
New China Life Insurance Co. Ltd., H Shares	81,400	339,523
New Oriental Education & Technology Group, Inc., ADR(1)	13,950	2,299,657
Nexteer Automotive Group Ltd.(2)	192,000	202,998
Nine Dragons Paper Holdings Ltd.	209,000	272,936
NIO, Inc., ADR(1)	31,923	1,613,069
Niu Technologies, ADR(1)(2)	36	1,074
Noah Holdings Ltd., ADR(1)	3,698	109,461
OneSmart International Education Group Ltd., ADR(1)	513	2,078
Pacific Online Ltd.	37,000	5,591
PAX Global Technology Ltd.	474,000	295,688
People's Insurance Co. Group of China Ltd. (The), H Shares	379,000	119,313
Perennial Energy Holdings Ltd.	90,000	108,921
PetroChina Co. Ltd., ADR(2)	10,599	337,578
PICC Property & Casualty Co. Ltd., H Shares	550,000	451,530
Pinduoduo, Inc., ADR(1)	5,691	789,968
Ping An Healthcare and Technology Co. Ltd.(1)(2)	34,700	422,220
Ping An Insurance Group Co. of China Ltd., H Shares	320,782	3,757,414
Poly Property Group Co. Ltd.	209,000	64,685
Poly Property Services Co. Ltd.	8,200	59,491
Postal Savings Bank of China Co. Ltd., H Shares	430,000	241,844
Pou Sheng International Holdings Ltd.(1)	61,000	15,539
Powerlong Commercial Management Holdings Ltd.	44,000	120,380
Powerlong Real Estate Holdings Ltd.	192,000	138,899
Prinx Chengshan Cayman Holding Ltd.	12,500	12,950
PW Medtech Group Ltd.(1)	29,000	7,560
Q Technology Group Co. Ltd.	67,000	86,585
Qeeka Home Cayman, Inc.	6,000	1,780
Qingling Motors Co. Ltd., H Shares	32,000	6,286
Qudian, Inc., ADR(1)(2)	10,797	13,928
Redco Properties Group Ltd.(2)	44,000	19,117
Redsun Properties Group Ltd.	264,000	95,849
RISE Education Cayman Ltd., ADR(1)(2)	522	3,372

Road King Infrastructure Ltd.	27,000	36,124
Ronshine China Holdings Ltd.(1)	82,000	61,683
Sany Heavy Equipment International Holdings Co. Ltd.	295,000	171,478
Scholar Education Group	17,000	35,366
Seazen Group Ltd.(1)	404,000	357,091
Semiconductor Manufacturing International Corp.(1)	196,500	552,691
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	200,000	412,676
Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	59,880
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	7,000	29,464
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)	30,000	44,414
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	40,000	23,457
Shanghai Industrial Holdings Ltd.	69,000	102,262
Shanghai Industrial Urban Development Group Ltd.	403,600	42,728
Shanghai Jin Jiang Capital Co. Ltd., H Shares	10,000	1,642
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	93,100	157,735
Sheng Ye Capital Ltd.(2)	22,000	15,704
Shenzhen Expressway Co. Ltd., H Shares(2)	52,000	51,723
Shenzhen International Holdings Ltd.	126,000	207,180
Shenzhen Investment Ltd.	482,000	175,301
Shenzhou International Group Holdings Ltd.	88,400	1,456,601
Shimao Group Holdings Ltd.	103,500	377,516
Shirble Department Store Holdings China Ltd.	20,000	853
Shoucheng Holdings Ltd.	92,800	29,777
Shougang Fushan Resources Group Ltd.	311,249	78,649
Shui On Land Ltd.	411,500	56,677
Sichuan Languang Justbon Services Group Co. Ltd., H Shares	4,300	15,950
Sihuan Pharmaceutical Holdings Group Ltd.	383,000	44,066
Silver Grant International Holdings Group Ltd.(1)	40,000	4,761
Sina Corp.(1)	9,099	394,260
Sino Biopharmaceutical Ltd.	217,500	216,128
Sino-Ocean Group Holding Ltd.	303,000	63,840
Sinofert Holdings Ltd.(1)	290,000	28,415
Sinolink Worldwide Holdings Ltd.(1)	270,000	16,223
Sinopec Engineering Group Co. Ltd., H Shares	96,500	42,575
Sinopec Kantons Holdings Ltd.	142,000	52,613
Sinopec Shanghai Petrochemical Co. Ltd., ADR(2)	599	13,118
Sinopharm Group Co. Ltd., H Shares	72,800	179,450
Sinotrans Ltd., H Shares	138,000	49,016
Sinotruk Hong Kong Ltd.	105,000	260,980
Skyfame Realty Holdings Ltd.	158,000	20,776
Skyworth Group Ltd.(1)(2)	74,924	20,520
Sogou, Inc., ADR(1)	2,860	25,225
SOHO China Ltd.(1)	243,500	75,515
Sohu.com Ltd., ADR(1)	2,610	47,920
SSY Group Ltd.	480,000	293,631
Sun Art Retail Group Ltd.	215,500	226,593
Sun King Technology Group Ltd.	166,000	34,332
Sunac China Holdings Ltd.	111,000	423,519
Sunac Services Holdings Ltd.(1)	3,120	4,806
Sunny Optical Technology Group Co. Ltd.	82,700	1,629,702
TAL Education Group, ADR(1)	22,725	1,592,113
TCL Electronics Holdings Ltd.(1)	162,000	127,304
Tencent Holdings Ltd.	197,400	14,368,925
Tencent Music Entertainment Group, ADR(1)	11,034	184,930
Texhong Textile Group Ltd.	23,000	21,008

Tian Ge Interactive Holdings Ltd.(1)	9,000	835
Tiangong International Co. Ltd.	28,000	12,235
Tianjin Development Holdings Ltd.	6,000	1,156
Tianjin Port Development Holdings Ltd.	60,000	4,583
Tianli Education International Holdings Ltd.(1)	232,000	230,340
Tianneng Power International Ltd.(2)	180,000	375,107
Tibet Water Resources Ltd.(1)	19,000	1,146
Times China Holdings Ltd.	75,000	109,207
Times Neighborhood Holdings Ltd.	95,538	94,993
Tingyi Cayman Islands Holding Corp.	270,000	456,162
Tong Ren Tang Technologies Co. Ltd., H Shares	61,000	43,290
Tongcheng-Elong Holdings Ltd.(1)	27,600	51,057
Tongda Group Holdings Ltd.(2)	630,000	40,691
Tongdao Liepin Group(1)	7,000	17,664
Topsports International Holdings Ltd.	76,000	113,295
TravelSky Technology Ltd., H Shares	87,000	197,354
Trigiant Group Ltd.(1)	28,000	2,889
Trip.com Group Ltd., ADR(1)	31,315	1,051,871
Truly International Holdings Ltd.(1)	60,000	7,286
Tsaker Chemical Group Ltd.	15,000	2,445
Tsingtao Brewery Co. Ltd., H Shares	40,000	389,274
Uni-President China Holdings Ltd.	137,000	123,790
Vinda International Holdings Ltd.	106,000	303,346
Vipshop Holdings Ltd., ADR(1)	75,895	1,938,358
Want Want China Holdings Ltd.	757,000	510,646
Wasion Holdings Ltd.	22,000	6,267
Weibo Corp., ADR(1)(2)	4,880	206,180
Weichai Power Co. Ltd., H Shares	274,000	560,510
West China Cement Ltd.	324,000	50,473
Wharf Holdings Ltd. (The)	221,000	546,537
Wisdom Education International Holdings Co. Ltd.(2)	124,000	59,754
Wison Engineering Services Co. Ltd.	19,000	1,845
WuXi AppTec Co. Ltd., H Shares(2)	13,620	204,174
Wuxi Biologics, Inc.(1)	63,000	626,435
X Financial, ADR(1)	464	1,160
XD, Inc.(1)	93,400	450,524
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	89,500	176,052
Xiaomi Corp., Class B(1)	529,400	1,816,356
Xingda International Holdings Ltd.	154,482	37,585
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(2)	265,400	428,142
Xinyi Energy Holdings Ltd.	150,000	85,808
Xinyi Solar Holdings Ltd.	714,976	1,288,636
Xinyuan Real Estate Co. Ltd., ADR(2)	4,488	11,400
XPeng, Inc., ADR(1)(2)	3,046	178,983
XTEP International Holdings Ltd.	227,000	96,038
Yadea Group Holdings Ltd.	354,000	635,333
Yanzhou Coal Mining Co. Ltd., H Shares	206,000	169,788
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(2)	52,400	68,186
Yihai International Holding Ltd.(1)	31,000	364,182
Yixin Group Ltd.(1)	148,000	36,245
Yuexiu Property Co. Ltd.	818,000	170,078
Yuexiu Transport Infrastructure Ltd.	152,000	96,283
Yum China Holdings, Inc.	47,802	2,695,077
Yuzhou Group Holdings Co. Ltd.	229,661	91,090
Zhaojin Mining Industry Co. Ltd., H Shares	429,500	554,926

Zhejiang Expressway Co. Ltd., H Shares	304,000	216,616
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	37,600	39,723
Zhenro Properties Group Ltd.	34,000	20,923
Zhong An Group Ltd.	415,000	17,949
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	3,000	14,539
Zhongliang Holdings Group Co. Ltd.	79,500	52,385
Zhongsheng Group Holdings Ltd.	66,500	496,926
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	85,000	77,525
Zhuguang Holdings Group Co. Ltd.(1)(2)	178,000	27,335
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	76,600	241,517
Zijin Mining Group Co. Ltd., H Shares	562,000	563,652
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	130,000	135,091
ZTE Corp., H Shares	13,600	35,266
ZTO Express Cayman, Inc., ADR	35,635	1,006,332
		152,360,344
Colombia — 0.2%
Banco Davivienda SA, Preference Shares	8,251	65,113
Bancolombia SA	6,749	51,815
Bancolombia SA, ADR	4,681	142,537
Cementos Argos SA	18,987	26,399
Corp. Financiera Colombiana SA(1)	20,045	163,314
Ecopetrol SA, ADR(2)	16,535	190,483
Empresa de Telecomunicaciones de Bogota(1)	18,600	1,091
Grupo Argos SA	35,212	117,496
Grupo Aval Acciones y Valores SA, Preference Shares	27,076	7,619
Interconexion Electrica SA ESP	15,347	98,110
		863,977
Czech Republic — 0.1%
CEZ AS	10,108	213,947
Komercni banka AS(1)	2,690	71,841
Moneta Money Bank AS(1)	60,057	178,929
		464,717
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	87,722	339,651
Greece — 0.3%
Alpha Bank AE(1)	193,578	165,292
Athens Water Supply & Sewage Co. SA	846	7,014
Ellaktor SA(1)	8,314	16,445
Eurobank Ergasias Services and Holdings SA(1)	112,507	65,254
Fourlis Holdings SA(1)	2,838	13,635
GEK Terna Holding Real Estate Construction SA(1)	6,077	52,860
Hellenic Petroleum SA	4,037	25,714
Hellenic Telecommunications Organization SA	10,478	174,618
JUMBO SA	2,114	37,805
Motor Oil Hellas Corinth Refineries SA	4,726	60,384
Mytilineos SA	5,891	76,603
National Bank of Greece SA(1)	49,483	88,811
Piraeus Bank SA(1)	53,669	71,126
Public Power Corp. SA(1)	8,414	69,049
Terna Energy SA	4,744	72,973
Titan Cement International SA(1)	1,929	31,298
Viohalco SA	2,750	11,680
		1,040,561
Hong Kong†
Greater China Financial Holdings Ltd.(1)	96,000	2,465

Yongsheng Advanced Materials Co. Ltd.	10,000	2,799
		5,264
Hungary — 0.2%
Magyar Telekom Telecommunications plc	72,123	93,019
MOL Hungarian Oil & Gas plc(1)	36,492	243,855
OTP Bank Nyrt(1)	9,013	356,445
Richter Gedeon Nyrt	8,487	201,296
		894,615
India — 9.4%
Aarti Drugs Ltd.	4,184	39,885
Aarti Industries Ltd.	4,514	70,229
Adani Enterprises Ltd.	21,517	114,915
Adani Gas Ltd.	7,549	35,101
Adani Ports & Special Economic Zone Ltd.	44,804	246,886
Adani Power Ltd.(1)	5,783	2,991
Adani Transmission Ltd.(1)	6,391	32,443
Aditya Birla Fashion and Retail Ltd.(1)	907	1,990
Advanced Enzyme Technologies Ltd.	16,916	80,563
Aegis Logistics Ltd.	7,395	25,530
Ajanta Pharma Ltd.	1,683	34,682
Alok Industries Ltd.(1)	45,160	13,365
Amara Raja Batteries Ltd.	3,324	42,411
Ambuja Cements Ltd.	62,908	220,542
APL Apollo Tubes Ltd.(1)	1,469	66,651
Apollo Hospitals Enterprise Ltd.	4,066	127,918
Apollo Tyres Ltd.	40,025	99,600
Ashok Leyland Ltd.	49,812	61,930
Ashoka Buildcon Ltd.(1)	4,266	4,448
Asian Paints Ltd.	5,153	153,262
Atul Ltd.	1,192	101,054
AU Small Finance Bank Ltd.(1)	5,108	57,509
Aurobindo Pharma Ltd.	30,003	351,719
Avanti Feeds Ltd.	2,467	17,368
Avenue Supermarts Ltd.(1)	1,034	31,963
Axis Bank Ltd., GDR(1)	24,879	984,594
Bajaj Auto Ltd.	4,287	182,958
Bajaj Consumer Care Ltd.	4,501	12,401
Bajaj Electricals Ltd.(1)	7,107	54,838
Bajaj Finance Ltd.	5,044	330,953
Bajaj Finserv Ltd.	1,086	127,419
Balkrishna Industries Ltd.	5,826	130,162
Balrampur Chini Mills Ltd.(1)	4,589	10,188
Bandhan Bank Ltd.(1)	73,716	364,791
Bata India Ltd.	2,796	59,340
Bayer CropScience Ltd.	784	53,403
BEML Ltd.	1,894	18,486
Berger Paints India Ltd.	6,297	54,730
Bharat Forge Ltd.	39,007	265,306
Bharat Heavy Electricals Ltd.(1)	91,696	40,333
Bharat Petroleum Corp. Ltd.	54,714	275,361
Bharti Airtel Ltd.	57,229	357,783
Bharti Infratel Ltd.	30,714	89,947
Biocon Ltd.(1)	5,469	31,468
Birla Corp. Ltd.	4,659	44,260
Birlasoft Ltd.	24,915	66,394

Bliss Gvs Pharma Ltd.	2,161	4,973
Bombay Dyeing & Manufacturing Co. Ltd.	1,774	1,699
Bosch Ltd.	489	83,972
Britannia Industries Ltd.	1,963	95,972
BSE Ltd.	2,857	21,187
Can Fin Homes Ltd.	3,056	19,781
Canara Bank(1)	28,501	39,676
Capri Global Capital Ltd.	2,655	10,454
Carborundum Universal Ltd.	6,059	28,372
CCL Products India Ltd.	7,908	28,372
Ceat Ltd.	4,212	64,712
Central Bank of India(1)	14,132	2,415
Central Depository Services India Ltd.	5,186	34,266
Century Textiles & Industries Ltd.	3,804	17,976
CESC Ltd.	3,201	25,015
Chambal Fertilizers and Chemicals Ltd.	17,501	47,927
Cholamandalam Investment and Finance Co. Ltd.	35,784	186,819
Cipla Ltd.	21,543	215,610
City Union Bank Ltd.	27,003	67,620
Coal India Ltd.	87,363	148,001
Cochin Shipyard Ltd.	3,845	18,997
Coforge Ltd.	1,543	49,969
Colgate-Palmolive India Ltd.	4,019	81,777
Container Corp. of India Ltd.	33,102	180,497
Coromandel International Ltd.	10,982	122,717
Crompton Greaves Consumer Electricals Ltd.	14,876	61,298
Cummins India Ltd.	9,056	71,434
Dabur India Ltd.	10,224	68,680
Dalmia Bharat Ltd.	4,288	63,751
DCB Bank Ltd.(1)	22,172	31,979
Deepak Nitrite Ltd.	7,282	84,805
Delta Corp. Ltd.	13,525	23,392
Dhani Services Ltd.	27,615	103,639
Dilip Buildcon Ltd.	5,748	27,578
Dish TV India Ltd.(1)	144,068	19,830
Dishman Carbogen Amcis Ltd.(1)	9,405	18,346
Divi's Laboratories Ltd.	1,273	61,171
Dixon Technologies India Ltd.	248	39,747
DLF Ltd.	49,663	124,503
Dr Lal PathLabs Ltd.	882	27,172
Dr Reddy's Laboratories Ltd., ADR	14,392	943,971
Edelweiss Financial Services Ltd.(1)	60,790	57,012
Eicher Motors Ltd.	3,571	121,123
EID Parry India Ltd.(1)	3,123	14,565
EIH Ltd.(1)	2,058	2,498
Emami Ltd.	10,000	59,205
Endurance Technologies Ltd.	7,032	109,563
Engineers India Ltd.	26,238	26,003
Equitas Holdings Ltd.	15,764	14,726
Eris Lifesciences Ltd.	2,408	16,939
Escorts Ltd.	10,851	205,481
Exide Industries Ltd.	32,211	80,325
FDC Ltd.	7,760	35,661
Federal Bank Ltd.(1)	258,561	219,000
Fortis Healthcare Ltd.(1)	38,403	77,893

Future Lifestyle Fashions Ltd.(1)	1,909	2,426
GAIL India Ltd.	56,471	78,187
Glenmark Pharmaceuticals Ltd.	26,034	165,659
GMR Infrastructure Ltd.(1)	9,481	3,428
Godrej Agrovet Ltd.	886	6,097
Godrej Consumer Products Ltd.	5,556	52,472
Godrej Properties Ltd.(1)	299	4,680
Granules India Ltd.	26,149	145,525
Graphite India Ltd.	6,301	20,680
Grasim Industries Ltd.	30,107	355,797
Greaves Cotton Ltd.(1)	5,536	6,267
Gujarat Fluorochemicals Ltd.(1)	3,948	30,342
Gujarat Gas Ltd.	10,079	47,164
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,679	7,507
Gujarat Pipavav Port Ltd.	32,769	42,743
Gujarat State Fertilizers & Chemicals Ltd.	2,735	2,589
Gujarat State Petronet Ltd.	15,358	45,464
Havells India Ltd.	5,168	55,901
HCL Technologies Ltd.	42,518	471,716
HDFC Asset Management Co. Ltd.	2,411	82,584
HDFC Life Insurance Co. Ltd.(1)	4,266	36,956
HEG Ltd.	1,525	16,561
HeidelbergCement India Ltd.	4,117	11,543
Hemisphere Properties India Ltd.(1)	23,316	19,851
Hero MotoCorp Ltd.	8,211	342,918
HFCL Ltd.	185,580	45,583
Hikal Ltd.	9,706	22,256
Himadri Speciality Chemical Ltd.	3,361	1,858
Hindalco Industries Ltd.	148,855	454,514
Hindustan Copper Ltd.(1)	17,442	9,687
Hindustan Petroleum Corp. Ltd.	49,306	139,259
Hindustan Unilever Ltd.	34,422	993,547
Housing Development Finance Corp. Ltd.	42,659	1,302,538
ICICI Bank Ltd., ADR(1)	46,881	602,890
ICICI Lombard General Insurance Co. Ltd.(1)	3,113	60,976
ICICI Prudential Life Insurance Co. Ltd.(1)	3,425	20,314
ICICI Securities Ltd.	6,739	40,794
IDFC First Bank Ltd.(1)	166,897	81,956
IDFC Ltd.(1)	100,352	56,354
IIFL Finance Ltd.	16,821	22,452
IIFL Wealth Management Ltd.	277	3,796
India Cements Ltd. (The)	26,125	55,912
Indiabulls Housing Finance Ltd.	54,358	137,125
Indiabulls Real Estate Ltd.(1)	16,612	14,358
Indian Energy Exchange Ltd.	4,579	13,399
Indian Hotels Co. Ltd. (The)	10,050	15,851
Indian Oil Corp. Ltd.	98,764	112,197
Indian Overseas Bank(1)	35,971	5,235
Indo Count Industries Ltd.	24,311	50,826
Indraprastha Gas Ltd.	3,029	20,182
Infibeam Avenues Ltd.	7,614	8,092
Info Edge India Ltd.	3,040	175,542
Infosys Ltd., ADR	218,994	3,333,089
Inox Leisure Ltd.(1)	11,908	43,657
InterGlobe Aviation Ltd.(1)	8,303	168,426

IOL Chemicals and Pharmaceuticals Ltd.	5,687	59,945
Ipca Laboratories Ltd.	4,993	145,989
IRB Infrastructure Developers Ltd.	42,806	68,331
IRCON International Ltd.	5,615	6,483
Jagran Prakashan Ltd.	5,040	2,692
Jai Corp. Ltd.	5,849	7,198
Jamna Auto Industries Ltd.	7,525	5,662
JB Chemicals & Pharmaceuticals Ltd.	2,260	30,339
Jindal Saw Ltd.	10,101	9,444
Jindal Stainless Hisar Ltd.(1)	4,359	6,983
Jindal Stainless Ltd.(1)	10,705	9,200
Jindal Steel & Power Ltd.(1)	81,094	266,931
JK Lakshmi Cement Ltd.	6,978	30,909
JK Paper Ltd.	3,285	4,262
JK Tyre & Industries Ltd.	48,186	52,336
JM Financial Ltd.	47,693	53,009
JSW Energy Ltd.	61,337	50,868
JSW Steel Ltd.	93,044	439,636
Jubilant Foodworks Ltd.	6,613	223,040
Jubilant Life Sciences Ltd.	11,999	117,030
Just Dial Ltd.(1)	5,066	41,470
Kajaria Ceramics Ltd.	2,533	22,117
Kalpataru Power Transmission Ltd.	6,309	27,280
Karnataka Bank Ltd. (The)	13,179	8,345
Karur Vysya Bank Ltd. (The)(1)	13,483	6,819
Kaveri Seed Co. Ltd.	1,806	11,964
KEC International Ltd.	12,060	57,888
L&T Technology Services Ltd.	1,206	28,040
Larsen & Toubro Ltd.	5,486	82,429
Laurus Labs Ltd.	26,166	111,816
LIC Housing Finance Ltd.	50,906	225,927
Lupin Ltd.	11,261	134,449
Mahanagar Gas Ltd.	3,781	54,238
Mahindra & Mahindra Financial Services Ltd.(1)	87,872	202,642
Mahindra & Mahindra Ltd.	87,123	848,637
Mahindra CIE Automotive Ltd.(1)	6,648	14,139
Manappuram Finance Ltd.	41,606	100,952
Marico Ltd.	28,316	139,980
Marksans Pharma Ltd.	46,889	37,272
Maruti Suzuki India Ltd.	2,724	256,044
Max Healthcare Institute Ltd.(1)	9,803	16,800
Meghmani Organics Ltd.	5,064	5,533
Metropolis Healthcare Ltd.	2,152	64,892
Mindtree Ltd.	5,718	108,465
MOIL Ltd.	5,683	9,410
Motherson Sumi Systems Ltd.	134,384	268,416
Motilal Oswal Financial Services Ltd.	1,751	14,272
Mphasis Ltd.	7,781	136,430
Multi Commodity Exchange of India Ltd.	5,459	118,711
Natco Pharma Ltd.	9,014	111,984
National Aluminium Co. Ltd.	39,332	20,706
NBCC India Ltd.	116,526	40,541
NCC Ltd.	87,940	51,725
Nestle India Ltd.	1,129	272,606
Nippon Life India Asset Management Ltd.	9,395	36,813

NOCIL Ltd.	3,087	5,867
NTPC Ltd.	131,532	167,482
Oberoi Realty Ltd.(1)	1,169	7,307
Oil & Natural Gas Corp. Ltd.	120,302	126,623
Oil India Ltd.	9,787	12,695
Orient Electric Ltd.	10,686	34,061
Page Industries Ltd.	450	137,479
Petronet LNG Ltd.	53,329	180,815
Pfizer Ltd.	380	26,384
Phillips Carbon Black Ltd.	3,756	8,367
PI Industries Ltd.	2,271	67,669
Pidilite Industries Ltd.	3,132	64,967
Piramal Enterprises Ltd.	5,998	112,334
PNB Housing Finance Ltd.(1)	14,220	72,589
Polycab India Ltd.	4,772	61,709
Power Finance Corp. Ltd.	70,033	102,072
Power Grid Corp. of India Ltd.	95,349	247,483
Praj Industries Ltd.	2,731	3,153
Prestige Estates Projects Ltd.	34,844	125,618
Prism Johnson Ltd.	4,245	4,673
PTC India Ltd.	10,158	7,474
PVR Ltd.	2,026	35,851
Quess Corp. Ltd.(1)	4,636	31,201
Radico Khaitan Ltd.	5,199	31,672
Rain Industries Ltd.	3,155	4,913
Rajesh Exports Ltd.(1)	8,770	52,847
Rallis India Ltd.	6,379	24,258
Ramco Cements Ltd. (The)	4,903	59,020
Rashtriya Chemicals & Fertilizers Ltd.	4,665	2,933
Raymond Ltd.(1)	829	3,601
RBL Bank Ltd.	46,603	139,130
REC Ltd.	85,266	138,695
Redington India Ltd.	37,201	66,225
Reliance Industries Ltd., GDR	58,142	3,040,814
Sanofi India Ltd.	184	20,468
SBI Life Insurance Co. Ltd.(1)	4,555	51,757
Sequent Scientific Ltd.(1)	4,729	9,912
Shipping Corp. of India Ltd.	8,530	6,385
Shree Cement Ltd.	675	221,399
Shriram Transport Finance Co. Ltd.	12,033	173,698
Siemens Ltd.	8,514	172,749
Sobha Ltd.	1,749	7,337
Sonata Software Ltd.	5,651	26,033
SRF Ltd.	2,024	140,196
State Bank of India, GDR(1)	17,112	555,735
Sterlite Technologies Ltd.	16,412	36,014
Strides Pharma Science Ltd.	11,297	116,416
Sudarshan Chemical Industries	1,112	7,032
Sumitomo Chemical India Ltd.	5,259	19,955
Sun Pharmaceutical Industries Ltd.	9,800	67,660
Sunteck Realty Ltd.	2,969	12,591
Suven Pharmaceuticals Ltd.(1)	4,286	22,947
Suzlon Energy Ltd.(1)	249,334	11,669
Swan Energy Ltd.	1,248	2,345
Syngene International Ltd.(1)	10,184	78,845

Tanla Platforms Ltd.	51,746	420,177
Tata Chemicals Ltd.	7,217	38,182
Tata Communications Ltd.	2,917	41,335
Tata Consultancy Services Ltd.	26,216	948,149
Tata Consumer Products Ltd.	5,631	40,877
Tata Elxsi Ltd.	1,482	31,583
Tata Motors Ltd., ADR(1)	57,035	680,998
Tata Power Co. Ltd. (The)	199,341	172,826
Tata Steel BSL Ltd.(1)	11,941	5,686
Tata Steel Ltd.	31,669	246,672
Tech Mahindra Ltd.	15,354	181,651
Thyrocare Technologies Ltd.	1,914	28,532
Tinplate Co. of India Ltd. (The)	2,105	4,112
Titan Co. Ltd.	3,954	72,629
Torrent Pharmaceuticals Ltd.	1,076	37,979
Torrent Power Ltd.	4,198	17,902
Trident Ltd.	354,726	37,361
Triveni Engineering & Industries Ltd.	2,504	2,423
Tube Investments of India Ltd.	8,792	96,602
TV18 Broadcast Ltd.(1)	12,414	4,935
Ujjivan Financial Services Ltd.	8,440	31,765
UltraTech Cement Ltd.	2,364	152,705
Union Bank of India(1)	3,180	1,191
United Spirits Ltd.(1)	18,698	137,331
UPL Ltd.	24,835	139,010
V-Guard Industries Ltd.	1,107	2,730
Vakrangee Ltd.	28,583	14,707
Varun Beverages Ltd.	3,201	37,400
Vedanta Ltd., ADR	80,823	530,199
Venky's India Ltd.	229	5,097
VIP Industries Ltd.	5,069	24,418
Vodafone Idea Ltd.(1)	1,680,095	222,020
Welspun Corp. Ltd.	35,236	56,125
Welspun India Ltd.	93,718	86,748
Westlife Development Ltd.(1)	371	2,180
Wipro Ltd., ADR	71,553	368,498
Wockhardt Ltd.(1)	3,245	19,820
Yes Bank Ltd.(1)	306,608	60,080
Zee Entertainment Enterprises Ltd.	48,865	127,050
Zensar Technologies Ltd.	22,754	69,886
		37,516,592
Indonesia — 1.6%
Ace Hardware Indonesia Tbk PT	149,500	16,792
Adaro Energy Tbk PT	2,521,700	245,822
Adhi Karya Persero Tbk PT	189,200	14,558
Agung Podomoro Land Tbk PT(1)	1,020,600	12,223
AKR Corporindo Tbk PT	357,600	73,793
Alam Sutera Realty Tbk PT(1)	992,200	16,603
Aneka Tambang Tbk	448,800	36,437
Astra International Tbk PT	1,033,200	386,566
Bank Brisyariah Tbk PT(1)	155,400	15,642
Bank BTPN Syariah Tbk PT	106,000	31,035
Bank Central Asia Tbk PT	184,800	404,888
Bank Mandiri Persero Tbk PT	1,224,000	549,184
Bank Negara Indonesia Persero Tbk PT	625,800	266,388

Bank Pan Indonesia Tbk PT(1)	657,800	46,011
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	157,500	14,775
Bank Pembangunan Daerah Jawa Timur Tbk PT	408,800	18,303
Bank Rakyat Indonesia Persero Tbk PT	2,198,700	634,383
Bank Tabungan Negara Persero Tbk PT	311,200	36,324
Barito Pacific Tbk PT(1)	396,500	29,353
Buana Lintas Lautan Tbk PT(1)	2,600,500	57,499
Bukit Asam Tbk PT	178,200	29,668
Bumi Resources Tbk PT(1)	761,500	3,610
Bumi Serpong Damai Tbk PT(1)	416,700	30,820
Charoen Pokphand Indonesia Tbk PT	318,500	136,329
Ciputra Development Tbk PT	724,300	47,183
Erajaya Swasembada Tbk PT(1)	173,000	21,076
Global Mediacom Tbk PT(1)	976,100	18,541
Hanson International Tbk PT(1)	1,531,500	5,423
Indah Kiat Pulp & Paper Corp Tbk PT	561,700	345,479
Indika Energy Tbk PT	173,000	20,791
Indo Tambangraya Megah Tbk PT	21,300	19,621
Indocement Tunggal Prakarsa Tbk PT	22,000	22,303
Indofood CBP Sukses Makmur Tbk PT	64,400	45,030
Indofood Sukses Makmur Tbk PT	535,200	268,367
Indomobil Sukses Internasional Tbk PT	19,800	1,680
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	436,200	23,431
Jasa Marga Persero Tbk PT	72,100	21,425
Kalbe Farma Tbk PT	1,063,400	113,390
Link Net Tbk PT	141,200	24,120
Lippo Karawaci Tbk PT(1)	1,960,800	32,531
Mahkota Group Tbk PT	37,400	2,067
Matahari Department Store Tbk PT(1)	16,200	1,452
Medco Energi Internasional Tbk PT(1)	668,220	23,631
Media Nusantara Citra Tbk PT(1)	708,900	50,661
Mitra Adiperkasa Tbk PT(1)	2,787,000	158,643
Mitra Pinasthika Mustika Tbk PT	64,300	2,215
Pabrik Kertas Tjiwi Kimia Tbk PT	135,200	67,520
Pakuwon Jati Tbk PT(1)	838,800	29,547
Panin Financial Tbk PT(1)	1,068,800	16,895
Perusahaan Gas Negara Tbk PT	528,800	52,141
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	226,000	18,942
PP Persero Tbk PT	286,800	27,545
Puradelta Lestari Tbk PT	976,100	17,990
Ramayana Lestari Sentosa Tbk PT	547,700	28,348
Salim Ivomas Pratama Tbk PT(1)	183,800	4,985
Sawit Sumbermas Sarana Tbk PT(1)	564,700	27,529
Semen Indonesia Persero Tbk PT	43,300	35,926
Sentul City Tbk PT(1)	2,139,400	7,577
Siloam International Hospitals Tbk PT(1)	1,200	425
Sri Rejeki Isman Tbk PT	918,200	15,325
Summarecon Agung Tbk PT(1)	1,576,700	91,718
Surya Citra Media Tbk PT	794,500	92,700
Surya Semesta Internusa Tbk PT	440,500	16,813
Telekomunikasi Indonesia Persero Tbk PT, ADR(2)	29,475	661,714
Tower Bersama Infrastructure Tbk PT	897,400	90,675
Tunas Baru Lampung Tbk PT	339,100	19,468
Unilever Indonesia Tbk PT	294,900	160,922
United Tractors Tbk PT	139,600	227,719

Waskita Beton Precast Tbk PT	768,800	11,553
Waskita Karya Persero Tbk PT	218,100	16,035
Wijaya Karya Persero Tbk PT	470,100	53,812
XL Axiata Tbk PT	482,200	81,764
		6,251,654
Malaysia — 2.0%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	6,892
Aeon Co. M Bhd	32,500	6,839
AEON Credit Service M Bhd	4,800	12,324
AirAsia Group Bhd(1)	64,400	11,166
Alliance Bank Malaysia Bhd	79,600	51,270
AMMB Holdings Bhd	198,700	161,551
Axiata Group Bhd	103,100	89,442
Berjaya Corp. Bhd(1)	131,768	5,803
Berjaya Land Bhd(1)	2,900	142
Berjaya Sports Toto Bhd	61,307	31,992
Boustead Holdings Bhd(1)	110,100	16,925
Boustead Plantations Bhd	18,000	2,583
Bumi Armada Bhd(1)	185,700	13,279
Bursa Malaysia Bhd	83,400	167,907
Cahya Mata Sarawak Bhd	76,100	30,824
Carlsberg Brewery Malaysia Bhd	8,400	39,674
CIMB Group Holdings Bhd	202,800	179,964
Comfort Glove Bhd	39,200	38,132
D&O Green Technologies Bhd	80,000	35,278
Datasonic Group Bhd	144,600	18,465
Dayang Enterprise Holdings Bhd(1)	4,220	1,183
Dialog Group Bhd	135,700	119,933
DiGi.Com Bhd	136,900	134,221
DRB-Hicom Bhd	107,800	52,824
Dufu Technology Corp. Bhd	13,600	10,956
Duopharma Biotech Bhd	45,273	44,824
Eco World Development Group Bhd(1)	262,200	24,404
Eco World International Bhd(1)	10,600	1,131
Ekovest Bhd	177,600	21,931
FGV Holdings Bhd	239,800	70,790
Fraser & Neave Holdings Bhd	5,900	47,244
Frontken Corp. Bhd	74,100	59,140
Gamuda Bhd	219,400	192,221
Genting Bhd	114,400	113,271
Genting Malaysia Bhd	161,500	96,517
Genting Plantations Bhd	3,100	7,245
Globetronics Technology Bhd	67,200	49,179
HAP Seng Consolidated Bhd	14,800	29,890
Hartalega Holdings Bhd	50,300	177,831
Hengyuan Refining Co. Bhd(1)	4,600	4,772
Hibiscus Petroleum Bhd(1)	83,900	12,202
Hong Leong Bank Bhd	26,500	111,532
Hong Leong Financial Group Bhd	6,700	26,977
Hong Leong Industries Bhd	3,000	6,461
Hup Seng Industries Bhd	11,000	2,566
IHH Healthcare Bhd	51,400	70,985
IJM Corp. Bhd	168,900	67,032
Inari Amertron Bhd	326,500	214,897
IOI Corp. Bhd	29,200	31,323

Jaya Tiasa Holdings Bhd(1)	193,500	42,021
Kossan Rubber Industries	90,200	137,993
KPJ Healthcare Bhd	167,400	39,146
Kuala Lumpur Kepong Bhd	7,300	42,214
LBS Bina Group Bhd(1)	24,823	2,377
Leong Hup International Bhd	35,100	6,117
Lotte Chemical Titan Holding Bhd	62,600	40,116
Mah Sing Group Bhd	134,700	29,275
Malakoff Corp. Bhd	157,200	34,579
Malayan Banking Bhd	124,100	240,244
Malaysia Airports Holdings Bhd	88,600	112,549
Malaysia Building Society Bhd	37,000	5,305
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	17,700	1,725
Malaysian Pacific Industries Bhd	7,000	43,076
Malaysian Resources Corp. Bhd	86,500	9,946
Matrix Concepts Holdings Bhd	77,400	31,712
Maxis Bhd	82,600	99,243
MBM Resources Bhd	6,100	4,866
Mega First Corp. Bhd	13,200	22,883
MISC Bhd	75,100	125,190
MMC Corp. Bhd	33,500	7,561
MNRB Holdings Bhd	10,700	2,509
Muhibbah Engineering M Bhd	18,200	4,319
My EG Services Bhd	202,921	81,939
Nestle Malaysia Bhd	2,300	75,597
OSK Holdings Bhd	42,200	8,529
Padini Holdings Bhd	9,200	6,073
Paramount Corp. Bhd	16,000	3,273
Pentamaster Corp. Bhd	52,800	64,183
Petron Malaysia Refining & Marketing Bhd	2,900	2,926
Petronas Chemicals Group Bhd	86,800	136,821
Petronas Dagangan Bhd	8,300	42,303
Petronas Gas Bhd	23,600	105,207
Pharmaniaga Bhd	17,700	23,700
Pos Malaysia Bhd(1)	5,700	1,386
Power Root Bhd	5,800	2,984
PPB Group Bhd	8,900	40,569
Press Metal Aluminium Holdings Bhd	92,600	158,866
Public Bank Bhd	91,900	391,290
QL Resources Bhd	60,900	94,988
Ranhill Utilities Bhd	24,947	4,996
RHB Bank Bhd	118,100	149,003
Rubberex Corp. M Bhd	45,300	21,557
Sam Engineering & Equipment M Bhd	3,100	5,391
Sapura Energy Bhd(1)	1,001,500	27,880
Sarawak Oil Palms Bhd	15,500	15,748
SCGM Bhd	34,400	23,401
Scientex Bhd	35,100	102,257
SEG International Bhd	12,300	1,932
Serba Dinamik Holdings Bhd	12,810	5,095
Sime Darby Bhd	269,500	152,842
Sime Darby Plantation Bhd	26,500	32,029
Sime Darby Property Bhd	213,900	31,453
SKP Resources Bhd	94,400	47,282
SP Setia Bhd Group	169,600	33,681

Sunway Bhd	137,448	47,858
Sunway Construction Group Bhd	55,900	25,249
Supermax Corp. Bhd(1)	210,168	469,700
Syarikat Takaful Malaysia Keluarga Bhd	9,000	10,405
Ta Ann Holdings Bhd	12,300	9,361
TA Enterprise Bhd	49,400	7,634
Taliworks Corp. Bhd	17,000	3,309
Telekom Malaysia Bhd	105,300	130,299
Tenaga Nasional Bhd	167,800	414,418
Thong Guan Industries Bhd	57,500	37,134
TIME dotCom Bhd	33,200	111,660
Top Glove Corp. Bhd	175,300	306,223
Tropicana Corp. Bhd(1)	20,482	4,323
Uchi Technologies Bhd	9,500	6,414
UEM Sunrise Bhd(1)	109,700	11,393
Unisem M Bhd	86,100	118,976
UOA Development Bhd	16,900	6,627
UWC Bhd	12,400	22,809
Velesto Energy Bhd(1)	664,200	21,745
ViTrox Corp. Bhd	3,000	11,171
VS Industry Bhd	474,600	272,153
WCT Holdings Bhd(1)	49,894	5,512
Westports Holdings Bhd	44,900	47,256
Yinson Holdings Bhd	35,000	44,663
YTL Corp. Bhd(1)	205,013	32,468
		7,882,841
Mexico — 2.1%
Alfa SAB de CV, Series A	347,364	272,766
Alsea SAB de CV(1)	253,621	349,744
America Movil SAB de CV, Class L ADR	54,957	818,310
Arca Continental SAB de CV	12,808	62,924
Banco del Bajio SA(1)	76,449	95,324
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	46,601	243,723
Bolsa Mexicana de Valores SAB de CV	80,088	180,978
Cemex SAB de CV, ADR	9,153	42,104
Coca-Cola Femsa SAB de CV	51,647	232,396
Consorcio ARA SAB de CV(1)(2)	38,214	5,294
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	12,941	135,363
Corp. Inmobiliaria Vesta SAB de CV	100,637	180,258
Credito Real SAB de CV SOFOM ER(1)	45,010	25,433
El Puerto de Liverpool SAB de CV, Class C1(1)(2)	7,605	25,302
Fomento Economico Mexicano SAB de CV, ADR	4,183	301,803
Genomma Lab Internacional SAB de CV, Class B(1)	108,152	105,957
Gentera SAB de CV(1)	122,333	52,661
Gruma SAB de CV, B Shares	32,894	363,587
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	2,155	100,337
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	1,819	185,593
Grupo Aeroportuario del Sureste SAB de CV, ADR(1)	173	25,864
Grupo Bimbo SAB de CV, Series A	34,368	72,731
Grupo Carso SAB de CV(1)	7,605	17,347
Grupo Cementos de Chihuahua SAB de CV	12,289	64,326
Grupo Comercial Chedraui SA de CV	20,994	29,429
Grupo Financiero Banorte SAB de CV(1)	166,043	826,754
Grupo Financiero Inbursa SAB de CV(1)	174,245	169,846
Grupo GICSA SAB de CV(1)	21,090	3,277

Grupo Industrial Saltillo SAB de CV(1)	26,514	34,110
Grupo Mexico SAB de CV, Series B	168,414	612,483
Grupo Rotoplas SAB de CV(1)(2)	4,403	4,730
Grupo Televisa SAB, ADR(1)	41,319	331,378
Grupo Traxion SAB de CV(1)	39,968	31,820
Hoteles City Express SAB de CV(1)(2)	26,594	8,553
Industrias Bachoco SAB de CV(2)	13,371	46,239
Industrias Penoles SAB de CV	6,605	96,538
Infraestructura Energetica Nova SAB de CV(1)	32,971	117,510
Kimberly-Clark de Mexico SAB de CV, A Shares	141,856	224,889
La Comer SAB de CV	135,020	279,256
Megacable Holdings SAB de CV	86,537	315,571
Orbia Advance Corp. SAB de CV	76,285	157,437
Promotora y Operadora de Infraestructura SAB de CV	10,628	85,028
Qualitas Controladora SAB de CV	26,441	128,436
Regional SAB de CV(1)	75,531	322,077
Telesites SAB de CV(1)	231,983	230,029
Unifin Financiera SAB de CV(1)(2)	65,830	81,692
Wal-Mart de Mexico SAB de CV	186,170	490,060
		8,587,267
Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR(1)	41,847	464,502
Credicorp Ltd.	2,093	322,133
Southern Copper Corp.	3,446	204,589
		991,224
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	103,230	90,610
Aboitiz Power Corp.	60,500	32,219
AC Energy Corp.	527,000	68,246
Alliance Global Group, Inc.(1)	412,500	83,826
Ayala Corp.	16,980	290,832
Ayala Land, Inc.	250,100	197,668
Ayalaland Logistics Holdings Corp.(1)	28,000	1,833
Bank of the Philippine Islands	92,090	158,906
BDO Unibank, Inc.	110,150	237,276
Cebu Air, Inc.(1)	28,050	27,248
Chelsea Logistics and Infrastructure Holdings Corp.(1)	100,800	11,216
Cosco Capital, Inc.	227,200	27,081
D&L Industries, Inc.	84,500	12,353
DMCI Holdings, Inc.	196,800	22,872
DoubleDragon Properties Corp.(1)	19,900	6,084
East West Banking Corp.(1)	70,500	17,039
Filinvest Land, Inc.	617,000	14,592
Ginebra San Miguel, Inc.	7,600	8,173
Globe Telecom, Inc.	3,580	144,793
GT Capital Holdings, Inc.	14,720	177,189
International Container Terminal Services, Inc.	86,870	211,036
JG Summit Holdings, Inc.	179,004	244,222
Jollibee Foods Corp.	15,630	61,441
Manila Electric Co.	7,370	43,166
Manila Water Co., Inc.(1)	33,300	10,251
Max's Group, Inc.	49,400	7,646
Megaworld Corp.(1)	1,469,800	117,086
Metro Pacific Investments Corp.	1,191,000	101,177
Metropolitan Bank & Trust Co.	172,910	171,955

Nickel Asia Corp.	446,000	42,212
Petron Corp.	169,700	15,028
Pilipinas Shell Petroleum Corp.(1)	22,000	9,024
PLDT, Inc., ADR(2)	5,679	156,513
Puregold Price Club, Inc.	91,200	80,086
Robinsons Land Corp.	385,900	133,151
Security Bank Corp.	35,500	91,487
Semirara Mining & Power Corp.	94,700	24,424
SM Investments Corp.	4,020	81,212
SM Prime Holdings, Inc.	163,000	122,132
Universal Robina Corp.	22,730	67,149
Vista Land & Lifescapes, Inc.	312,100	30,710
Wilcon Depot, Inc.	62,100	23,200
		3,474,364
Poland — 0.8%
Alior Bank SA(1)	15,142	66,788
Allegro.eu SA(1)	5,046	103,611
AmRest Holdings SE(1)	5,557	36,091
Asseco Poland SA	1,412	24,850
Bank Millennium SA(1)	56,631	42,168
Bank Polska Kasa Opieki SA(1)	14,639	220,540
CCC SA(1)	5,589	92,520
CD Projekt SA(1)	1,750	180,932
Ciech SA(1)	4,495	35,610
Cyfrowy Polsat SA	12,197	86,775
Dino Polska SA(1)	3,554	238,285
Enea SA(1)	20,125	29,103
Eurocash SA(1)	8,663	32,857
Famur SA(1)	28,812	12,680
Grupa Azoty SA(1)	4,169	27,792
Grupa Lotos SA	6,047	55,637
Jastrzebska Spolka Weglowa SA(1)	9,517	61,582
KGHM Polska Miedz SA(1)	13,896	551,530
KRUK SA(1)	1,753	65,933
LPP SA(1)	30	54,694
Lubelski Wegiel Bogdanka SA(1)	857	4,238
mBank SA(1)	510	20,515
Orange Polska SA(1)	105,860	178,186
PGE Polska Grupa Energetyczna SA(1)	37,761	57,832
PKP Cargo SA(1)	2,705	8,702
Polski Koncern Naftowy ORLEN SA	19,387	284,881
Polskie Gornictwo Naftowe i Gazownictwo SA	78,619	99,960
Powszechna Kasa Oszczednosci Bank Polski SA(1)	25,693	180,057
Powszechny Zaklad Ubezpieczen SA(1)	26,104	174,192
Santander Bank Polska SA(1)	1,757	81,143
Tauron Polska Energia SA(1)	52,514	29,813
TEN Square Games SA	460	69,827
Warsaw Stock Exchange	3,548	40,592
		3,249,916
Russia — 2.2%
Gazprom PJSC, ADR	146,297	677,724
Globaltrans Investment plc, GDR	43,302	247,384
LUKOIL PJSC, ADR	29,002	1,875,921
Magnit PJSC, GDR	22,211	335,225

Mechel PJSC, ADR(1)	1,818	2,800
MMC Norilsk Nickel PJSC, ADR	45,903	1,277,755
Mobile TeleSystems PJSC, ADR	43,539	375,742
Novatek PJSC, GDR	1,633	253,338
Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	15,657	391,896
PhosAgro PJSC, GDR	14,665	187,334
Rosneft Oil Co. PJSC, GDR	63,002	364,212
Sberbank of Russia PJSC, ADR (London)	103,331	1,368,643
Severstal PAO, GDR	10,053	146,525
Tatneft PJSC, ADR(2)	24,838	935,725
TMK PJSC, GDR(1)	11,588	37,024
VTB Bank PJSC, GDR	246,052	229,024
X5 Retail Group NV, GDR	6,832	244,908
		8,951,180
South Africa — 3.9%
Absa Group Ltd.	59,557	422,811
Adcock Ingram Holdings Ltd.	1,014	2,773
Advtech Ltd.(1)	35,578	21,825
AECI Ltd.	32,609	179,118
African Oxygen Ltd.	13,895	21,856
African Rainbow Minerals Ltd.	11,613	179,667
Afrimat Ltd.	9,681	25,946
Alexander Forbes Group Holdings Ltd.	87,669	22,205
Anglo American Platinum Ltd.	2,133	154,319
AngloGold Ashanti Ltd., ADR	30,128	652,874
Aspen Pharmacare Holdings Ltd.(1)	31,261	249,406
Astral Foods Ltd.	4,405	38,140
AVI Ltd.	29,374	135,222
Barloworld Ltd.	58,605	264,846
Bid Corp. Ltd.	16,857	303,366
Bidvest Group Ltd. (The)	18,459	194,509
Brait SE(1)(2)	48,661	12,973
Capitec Bank Holdings Ltd.(1)	2,026	169,191
Cashbuild Ltd.	1,658	27,848
Clicks Group Ltd.	18,487	279,509
Coronation Fund Managers Ltd.	13,895	37,731
DataTec Ltd.(1)	21,513	35,346
Dis-Chem Pharmacies Ltd.(1)	14,418	18,640
Discovery Ltd.	20,488	162,776
DRDGOLD Ltd.	50,906	52,628
EPP NV(1)	48,065	23,544
Exxaro Resources Ltd.	26,684	204,501
Famous Brands Ltd.	5,547	16,845
FirstRand Ltd.	202,085	590,871
Foschini Group Ltd. (The)(2)	23,598	148,989
Gold Fields Ltd., ADR	94,635	824,271
Harmony Gold Mining Co. Ltd., ADR(1)	73,514	309,494
Impala Platinum Holdings Ltd.	82,594	865,909
Imperial Logistics Ltd.	33,995	84,513
Investec Ltd.	16,408	39,761
JSE Ltd.	2,580	20,104
KAP Industrial Holdings Ltd.(1)	695,377	127,307
Kumba Iron Ore Ltd.	5,020	170,094
Liberty Holdings Ltd.	14,866	56,999
Life Healthcare Group Holdings Ltd.	164,137	168,429

Massmart Holdings Ltd.(1)(2)	6,757	16,665
Metair Investments Ltd.(1)	29,782	33,170
MiX Telematics Ltd., ADR	1,290	12,861
Momentum Metropolitan Holdings	253,180	255,146
Motus Holdings Ltd.(1)	55,311	206,900
Mr Price Group Ltd.	15,299	159,739
MTN Group Ltd.(2)	140,780	600,594
MultiChoice Group	36,088	303,341
Murray & Roberts Holdings Ltd.(1)	20,297	10,100
Naspers Ltd., N Shares	6,411	1,290,968
Nedbank Group Ltd.	27,467	216,425
NEPI Rockcastle plc	52,463	267,327
Netcare Ltd.	155,556	122,949
Ninety One Ltd.(1)	8,204	22,682
Northam Platinum Ltd.(1)	27,299	311,810
Oceana Group Ltd.	6,312	26,541
Old Mutual Ltd.	278,033	209,097
Omnia Holdings Ltd.(1)	67,461	205,596
Pick n Pay Stores Ltd.	19,418	63,421
Rand Merchant Investment Holdings Ltd.	36,863	72,611
Raubex Group Ltd.	14,747	23,856
Remgro Ltd.	32,336	191,948
Reunert Ltd.	35,444	84,591
RFG Holdings Ltd.	19,543	15,162
Royal Bafokeng Platinum Ltd.(1)	28,804	119,116
Sanlam Ltd.	75,007	267,595
Sappi Ltd.(1)	121,068	225,413
Sasol Ltd., ADR(1)(2)	63,531	473,941
Shoprite Holdings Ltd.	33,193	272,939
Sibanye Stillwater Ltd., ADR(2)	41,763	558,371
SPAR Group Ltd. (The)(2)	15,022	184,594
Standard Bank Group Ltd.	76,681	597,744
Super Group Ltd.(1)	15,880	24,717
Telkom SA SOC Ltd.	56,860	114,934
Tiger Brands Ltd.	12,508	158,552
Truworths International Ltd.	43,076	99,968
Tsogo Sun Gaming Ltd.	11,283	3,773
Vodacom Group Ltd.	35,984	285,665
Wilson Bayly Holmes-Ovcon Ltd.(1)	6,535	42,585
Woolworths Holdings Ltd.(1)	61,509	139,000
Zeder Investments Ltd.(2)	120,266	21,081
		15,630,644
South Korea — 14.2%
Advanced Process Systems Corp.	1,452	31,115
AfreecaTV Co. Ltd.	725	37,930
Ahnlab, Inc.	154	8,826
AK Holdings, Inc.	195	3,670
Alteogen, Inc.(1)	640	93,289
Amorepacific Corp.	660	106,229
AMOREPACIFIC Group	691	32,699
Aprogen KIC, Inc.(1)	7,616	15,492
Aprogen pharmaceuticals, Inc.(1)	11,697	14,959
Asiana Airlines, Inc.(1)	7,689	35,488
BGF retail Co. Ltd.	654	74,255
BH Co. Ltd.(1)	865	17,503

Binex Co. Ltd.(1)	318	8,408
Binggrae Co. Ltd.	366	18,418
BNK Financial Group, Inc.	25,886	131,208
Boditech Med, Inc.	886	21,408
Boryung Pharmaceutical Co. Ltd.	741	13,838
Bukwang Pharmaceutical Co. Ltd.	1,045	23,818
Cellivery Therapeutics, Inc.(1)	228	36,761
Celltrion Healthcare Co. Ltd.(1)	731	81,486
Celltrion Pharm, Inc.(1)	215	37,149
Celltrion, Inc.(1)	1,635	506,676
Cheil Worldwide, Inc.	10,975	206,756
Chong Kun Dang Pharmaceutical Corp.	432	68,143
Chongkundang Holdings Corp.	69	6,936
Chunbo Co. Ltd.	124	20,154
CJ CGV Co. Ltd.(1)	1,446	30,114
CJ CheilJedang Corp.	816	267,013
CJ Corp.	825	58,949
CJ ENM Co. Ltd.	1,761	211,966
CJ Logistics Corp.(1)	809	121,140
CMG Pharmaceutical Co. Ltd.(1)	455	1,961
Com2uSCorp	424	51,454
Cosmax, Inc.	488	42,114
Coway Co. Ltd.(1)	4,174	261,994
COWELL FASHION Co. Ltd.	6,235	31,897
CS Wind Corp.	565	66,176
Cuckoo Homesys Co. Ltd.	1,195	43,300
Daea TI Co. Ltd.	5,395	29,163
Daeduck Co. Ltd.	339	1,961
Daeduck Electronics Co. Ltd.(1)	587	5,649
Daekyo Co. Ltd.	454	1,510
Daelim Industrial Co. Ltd.	2,856	207,059
Daesang Corp.	2,858	63,457
Daewon Pharmaceutical Co. Ltd.	1,894	33,151
Daewoo Engineering & Construction Co. Ltd.(1)	3,245	10,284
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	2,305	56,511
Daewoong Co. Ltd.	556	12,917
Daewoong Pharmaceutical Co. Ltd.	61	5,715
Daishin Securities Co. Ltd.	3,857	47,626
Daou Data Corp.	2,961	33,697
Daou Technology, Inc.	5,838	115,207
Dawonsys Co. Ltd.	3,263	62,107
DB HiTek Co. Ltd.	5,864	188,580
DB Insurance Co. Ltd.	7,181	285,169
DGB Financial Group, Inc.	19,519	128,597
Dong-A Socio Holdings Co. Ltd.	375	42,489
Dong-A ST Co. Ltd.	389	30,776
Dongjin Semichem Co. Ltd.	3,456	96,721
DongKook Pharmaceutical Co. Ltd.	1,681	39,056
Dongkuk Steel Mill Co. Ltd.(1)	16,951	115,686
Dongsuh Cos., Inc.	533	16,363
Dongsung Pharmaceutical Co. Ltd.(1)	1,763	17,586
Dongwon Development Co. Ltd.	10,306	41,317
Doosan Bobcat, Inc.	618	16,823
Doosan Fuel Cell Co. Ltd.(1)	966	43,621
Doosan Heavy Industries & Construction Co. Ltd.(1)	1,452	22,080

Doosan Infracore Co. Ltd.(1)	13,292	98,154
Doosan Solus Co. Ltd.(1)	607	28,408
DoubleUGames Co. Ltd.	216	11,426
Douzone Bizon Co. Ltd.	535	51,168
E-MART, Inc.	2,643	368,793
Easy Bio, Inc.(1)	93	3,227
Easy Holdings Co. Ltd.	774	2,921
Echo Marketing, Inc.	658	14,985
Ecopro BM Co. Ltd.	165	22,669
Ecopro Co. Ltd.	438	18,083
Eo Technics Co. Ltd.	172	16,053
Eugene Corp.	12,873	52,679
Eugene Investment & Securities Co. Ltd.	8,479	30,396
F&F Co. Ltd.	634	48,658
Fila Holdings Corp.	2,235	82,994
Foosung Co. Ltd.	1,666	14,568
Genexine, Inc.(1)	429	49,965
GOLFZON Co. Ltd.	803	50,473
Grand Korea Leisure Co. Ltd.	2,113	29,105
Green Cross Corp.	247	80,060
Green Cross Holdings Corp.	230	7,502
GS Engineering & Construction Corp.	7,787	223,438
GS Holdings Corp.	2,500	78,790
GS Home Shopping, Inc.	248	30,747
GS Retail Co. Ltd.	2,741	83,164
Halla Holdings Corp.	818	27,044
Hana Financial Group, Inc.	37,011	1,129,893
Hanall Biopharma Co. Ltd.(1)	857	26,983
Handok, Inc.	398	11,030
Handsome Co. Ltd.	1,389	36,909
Hanjin Heavy Industries & Construction Co. Ltd.(1)	15,718	124,162
Hanjin Kal Corp.	674	46,114
Hanjin Transportation Co. Ltd.	1,368	60,522
Hankook Tire & Technology Co. Ltd.	5,813	171,377
Hanmi Pharm Co. Ltd.	259	84,129
Hanmi Semiconductor Co. Ltd.	526	5,821
Hanon Systems	7,293	99,435
Hansae Co. Ltd.	2,679	40,521
Hansol Chemical Co. Ltd.	452	63,955
Hansol Paper Co. Ltd.	4,250	54,477
Hansol Technics Co. Ltd.(1)	26,009	207,283
Hanssem Co. Ltd.	400	35,276
Hanwha Aerospace Co. Ltd.(1)	3,231	78,008
Hanwha Corp.	8,360	196,717
Hanwha General Insurance Co. Ltd.(1)	2,720	9,554
Hanwha Investment & Securities Co. Ltd.(1)	4,234	8,157
Hanwha Life Insurance Co. Ltd.	49,415	91,825
Hanwha Solutions Corp.	11,168	489,430
Hanwha Systems Co. Ltd.	2,630	29,140
Harim Holdings Co. Ltd.	1,990	12,541
HDC Holdings Co. Ltd.	710	6,690
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,327	41,909
Helixmith Co. Ltd.(1)	1	25
Hite Jinro Co. Ltd.	3,562	103,081
HLB Life Science Co. Ltd.(1)	1,203	28,858

HLB, Inc.(1)	635	52,406
HMM Co. Ltd.(1)	29,790	356,296
Hotel Shilla Co. Ltd.	2,383	172,725
HS Industries Co. Ltd.	4,193	27,351
Huchems Fine Chemical Corp.	2,138	47,513
Hugel, Inc.(1)	90	16,006
Humedix Co. Ltd.	95	2,065
Huons Co. Ltd.	859	48,557
Huons Global Co. Ltd.	54	1,511
Hwaseung Enterprise Co. Ltd.	1,558	19,721
Hyosung Advanced Materials Corp.(1)	781	104,814
Hyosung Chemical Corp.	515	61,907
Hyosung Corp.	252	18,302
Hyosung Heavy Industries Corp.(1)	247	13,892
Hyosung TNC Co. Ltd.	457	76,566
Hyundai Bioscience Co. Ltd.(1)	1,782	18,236
Hyundai Construction Equipment Co. Ltd.(1)	2,682	82,452
Hyundai Corp.	225	3,024
Hyundai Department Store Co. Ltd.	1,144	73,449
Hyundai Electric & Energy System Co. Ltd.(1)	4,593	67,515
Hyundai Elevator Co. Ltd.	2,506	90,399
Hyundai Engineering & Construction Co. Ltd.	5,538	167,432
Hyundai Futurenet Co., Ltd.	1,145	3,394
Hyundai Glovis Co. Ltd.	2,723	439,425
Hyundai Greenfood Co. Ltd.	896	6,804
Hyundai Heavy Industries Holdings Co. Ltd.	581	146,058
Hyundai Home Shopping Network Corp.	1,054	69,458
Hyundai Livart Furniture Co. Ltd.	618	8,231
Hyundai Marine & Fire Insurance Co. Ltd.	10,509	213,279
Hyundai Mipo Dockyard Co. Ltd.	1,359	59,043
Hyundai Mobis Co. Ltd.	3,009	665,623
Hyundai Motor Co.	8,720	1,436,176
Hyundai Rotem Co. Ltd.(1)	494	7,055
Hyundai Steel Co.	7,643	220,359
Hyundai Wia Corp.	1,816	77,546
i-SENS, Inc.	1,013	24,755
ICD Co. Ltd.	938	13,356
Il Dong Pharmaceutical Co. Ltd.(1)	137	2,425
Iljin Materials Co. Ltd.	490	20,861
Ilyang Pharmaceutical Co. Ltd.	614	35,592
iMarketKorea, Inc.	4,599	37,777
InBody Co. Ltd.	424	6,777
Industrial Bank of Korea	32,375	271,113
Innocean Worldwide, Inc.	1,593	84,036
Innox Advanced Materials Co. Ltd.(1)	317	12,958
Inscobee, Inc.(1)	4,307	9,171
Insun ENT Co. Ltd.(1)	3,047	28,029
Interflex Co. Ltd.(1)	957	14,887
INTOPS Co. Ltd.	2,082	42,475
IS Dongseo Co. Ltd.	734	29,842
ITM Semiconductor Co. Ltd.(1)	368	17,539
JB Financial Group Co. Ltd.	24,430	120,538
Jcontentree Corp.(1)	46	1,198
Jejuair Co. Ltd.(1)	237	3,446
Jusung Engineering Co. Ltd.	5,248	37,109

JW Holdings Corp.	833	4,315
JW Pharmaceutical Corp.	372	11,400
JYP Entertainment Corp.	2,481	84,465
Kakao Corp.	1,428	476,432
Kangwon Land, Inc.	2,770	56,348
KB Financial Group, Inc., ADR	40,442	1,681,983
KC Co. Ltd.	1,647	37,157
KC Tech Co. Ltd.	1,621	35,790
KCC Corp.	592	90,080
KCC Glass Corp.(1)	57	1,908
KEPCO Plant Service & Engineering Co. Ltd.	340	8,937
Kginicis Co. Ltd.	2,739	49,483
KH Vatec Co. Ltd.(1)	337	5,673
Kia Motors Corp.	10,963	574,222
KISWIRE Ltd.	1,706	22,131
KIWOOM Securities Co. Ltd.	2,272	255,492
KMW Co. Ltd.(1)	2,218	147,788
Koentec Co. Ltd.	896	7,334
Koh Young Technology, Inc.	464	39,318
Kolmar BNH Co. Ltd.	873	39,629
Kolmar Korea Co. Ltd.	1,209	48,981
Kolmar Korea Holdings Co. Ltd.	1,580	35,067
Kolon Corp.	1,460	27,989
Kolon Industries, Inc.	665	25,072
Komipharm International Co. Ltd.(1)	371	4,451
KONA I Co. Ltd.(1)	684	16,442
Korea Aerospace Industries Ltd.	8,396	175,785
Korea Electric Power Corp., ADR(1)	18,356	174,198
Korea Electric Terminal Co. Ltd.	662	34,584
Korea Gas Corp.	1,299	33,223
Korea Investment Holdings Co. Ltd.	4,108	273,571
Korea Line Corp.(1)	22,980	61,866
Korea Petrochemical Ind Co. Ltd.	719	159,338
Korea Real Estate Investment & Trust Co. Ltd.	19,437	32,457
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	1,751	164,557
Korea United Pharm, Inc.	1,469	70,086
Korea Zinc Co. Ltd.	267	91,916
Korean Air Lines Co. Ltd.(1)	13,072	298,166
Korean Reinsurance Co.	5,219	36,493
KT Skylife Co. Ltd.	4,098	33,291
Kumho Industrial Co. Ltd.	253	2,330
Kumho Petrochemical Co. Ltd.	1,653	208,219
Kumho Tire Co., Inc.(1)	8,327	29,315
Kwang Dong Pharmaceutical Co. Ltd.	1,298	12,237
Kyobo Securities Co. Ltd.	927	6,589
Kyung Dong Navien Co. Ltd.	926	44,615
L&C Bio Co. Ltd.	717	25,061
LEENO Industrial, Inc.	244	27,007
LegoChem Biosciences, Inc.(1)	1,052	55,131
LF Corp.	556	7,399
LG Chem Ltd.	4,157	3,016,545
LG Corp.	4,290	274,199
LG Display Co. Ltd., ADR(1)	51,608	354,547
LG Electronics, Inc.	13,443	1,034,811
LG Hausys Ltd.	1,518	103,453

LG HelloVision Co. Ltd.	6,071	21,153
LG Household & Health Care Ltd.	213	291,511
LG Innotek Co. Ltd.	1,485	208,624
LG International Corp.	4,100	70,937
LG Uplus Corp.	17,147	185,439
LIG Nex1 Co. Ltd.	1,363	37,344
Lock&Lock Co. Ltd.(1)	549	5,172
Lotte Chemical Corp.	678	173,287
Lotte Chilsung Beverage Co. Ltd.	189	17,053
Lotte Corp.	1,759	56,369
Lotte Data Communication Co.	842	27,508
LOTTE Fine Chemical Co. Ltd.	3,829	190,256
LOTTE Himart Co. Ltd.	711	20,114
Lotte Shopping Co. Ltd.	1,317	120,926
Lotte Tour Development Co. Ltd.(1)	483	7,327
LS Corp.	3,633	210,068
LS Electric Co. Ltd.	2,027	101,251
LVMC Holdings(1)	1,818	6,014
Mando Corp.	6,972	306,959
Mcnex Co. Ltd.	2,052	67,135
Medytox, Inc.	63	12,761
Meerecompany, Inc.	66	2,410
MegaStudyEdu Co. Ltd.	1,211	42,030
Meritz Financial Group, Inc.	4,490	40,161
Meritz Fire & Marine Insurance Co. Ltd.	7,078	92,087
Meritz Securities Co. Ltd.	45,258	151,275
Mezzion Pharma Co. Ltd.(1)	53	8,414
Mirae Asset Daewoo Co. Ltd.	20,268	174,199
Mirae Asset Life Insurance Co. Ltd.	10,455	37,603
Muhak Co. Ltd.(1)	242	1,495
Namhae Chemical Corp.	4,357	34,111
Namsun Aluminum Co. Ltd.(1)	1,726	6,786
NAVER Corp.	4,775	1,200,862
NCSoft Corp.	406	297,676
Neowiz(1)	1,167	24,482
NEPES Corp.	1,608	46,809
Netmarble Corp.(1)	676	76,575
Nexen Tire Corp.	6,010	31,176
NH Investment & Securities Co. Ltd.	14,823	144,355
NHN Corp.(1)	514	33,972
NHN KCP Corp.	2,190	132,308
NICE Holdings Co. Ltd.	2,643	46,392
NICE Information Service Co. Ltd.	2,961	57,400
NongShim Co. Ltd.	254	66,158
NS Shopping Co. Ltd.	927	10,946
OCI Co. Ltd.(1)	1,047	65,787
OptoElectronics Solutions Co. Ltd.	901	42,896
Orion Corp./Republic of Korea	1,029	110,981
Orion Holdings Corp.	587	7,012
Oscotec, Inc.(1)	168	9,328
Osstem Implant Co. Ltd.(1)	900	42,909
Ottogi Corp.	52	26,110
Pan Ocean Co. Ltd.(1)	14,047	54,060
Paradise Co. Ltd.	1,711	22,967
Partron Co. Ltd.	5,351	48,550

Pearl Abyss Corp.(1)	287	53,750
Peptron, Inc.(1)	90	1,277
PHARMA RESEARCH PRODUCTS Co. Ltd.	36	1,930
Pharmicell Co. Ltd.(1)	978	18,153
PI Advanced Materials Co. Ltd.	745	22,051
Poongsan Corp.	2,881	72,137
POSCO, ADR	28,133	1,500,614
POSCO Chemical Co. Ltd.	185	15,353
Posco ICT Co. Ltd.	1,823	11,658
Posco International Corp.	7,384	88,391
Pulmuone Co. Ltd.	3,081	44,800
RFHIC Corp.	340	11,592
S&T Motiv Co. Ltd.	1,175	52,768
S-1 Corp.	1,478	105,137
S-Oil Corp.	1,349	84,385
Sam Chun Dang Pharm Co. Ltd.	117	6,164
Samjin Pharmaceutical Co. Ltd.	1,819	47,280
Samsung Biologics Co. Ltd.(1)	283	202,704
Samsung C&T Corp.	2,585	284,290
Samsung Card Co. Ltd.	1,425	42,565
Samsung Electro-Mechanics Co. Ltd.	6,534	923,963
Samsung Electronics Co. Ltd., GDR	8,291	12,519,988
Samsung Engineering Co. Ltd.(1)	21,360	264,259
Samsung Fire & Marine Insurance Co. Ltd.	2,496	424,013
Samsung Heavy Industries Co. Ltd.(1)	12,701	79,316
Samsung Life Insurance Co. Ltd.	981	63,393
Samsung SDI Co. Ltd.	2,214	1,070,076
Samsung SDS Co. Ltd.	732	115,198
Samsung Securities Co. Ltd.	5,150	184,153
Samwha Capacitor Co. Ltd.	1,445	76,759
Samyang Foods Co. Ltd.	339	31,149
Sangsangin Co. Ltd.	5,065	29,660
SBS Media Holdings Co. Ltd.(1)	1,692	2,748
Seah Besteel Corp.	2,924	27,276
Sebang Global Battery Co. Ltd.	784	31,068
Seegene, Inc.	432	73,506
Sejong Telecom, Inc.(1)	5,123	2,311
Seobu T&D(1)	977	6,126
Seoul Semiconductor Co. Ltd.	5,718	97,199
SFA Engineering Corp.	1,152	39,148
SFA Semicon Co. Ltd.(1)	13,190	63,767
Shin Poong Pharmaceutical Co. Ltd.(1)	907	108,580
Shinhan Financial Group Co. Ltd., ADR	21,038	626,932
Shinsegae International, Inc.	135	19,415
Shinsegae, Inc.	604	126,070
Silicon Works Co. Ltd.	803	34,414
SillaJen, Inc.(1)	626	6,845
SK Chemicals Co. Ltd.	1,152	445,949
SK D&D Co. Ltd.	2,081	85,049
SK Discovery Co. Ltd.	2,675	163,602
SK Gas Ltd.	666	64,261
SK Holdings Co. Ltd.	2,302	440,964
SK Hynix, Inc.	18,750	1,656,408
SK Innovation Co. Ltd.	4,384	688,105
SK Materials Co. Ltd.	403	94,744

SK Networks Co. Ltd.	20,012	86,872
SK Securities Co. Ltd.	12,360	9,119
SK Telecom Co. Ltd., ADR	32,020	752,790
SKC Co. Ltd.	750	60,994
SL Corp.	401	5,997
SM Entertainment Co. Ltd.(1)	1,080	28,816
Songwon Industrial Co. Ltd.	2,594	33,393
Soulbrain Co. Ltd.(1)	577	133,088
Soulbrain Holdings Co., Ltd.	1,229	48,000
Ssangyong Motor Co.(1)	2,905	10,149
ST Pharm Co. Ltd.(1)	124	8,953
Studio Dragon Corp.(1)	556	40,442
Suheung Co. Ltd.	124	5,488
Sung Kwang Bend Co. Ltd.	420	2,682
Sungwoo Hitech Co. Ltd.	2,998	10,849
Taewoong Co. Ltd.(1)	329	4,396
Taeyoung Engineering & Construction Co. Ltd.	4,884	45,110
Taihan Electric Wire Co. Ltd.(1)	26,822	37,394
Taihan Fiberoptics Co. Ltd.(1)	470	1,659
Telcon RF Pharmaceutical, Inc.(1)	379	2,295
TES Co. Ltd.	1,577	41,548
TK Corp.	380	2,342
Tokai Carbon Korea Co. Ltd.	154	14,332
Tongyang Life Insurance Co. Ltd.	10,021	33,063
Tongyang, Inc.	2,830	3,116
Toptec Co. Ltd.	790	9,173
TY Holdings Co. Ltd.(1)	1,589	34,125
Unid Co. Ltd.	1,333	52,787
Value Added Technology Co. Ltd.	136	2,734
Vieworks Co. Ltd.	352	9,325
Webzen, Inc.(1)	2,458	75,803
Wemade Co. Ltd.	563	20,908
Whanin Pharmaceutical Co. Ltd.	148	2,151
Winix, Inc.	494	9,108
WiSoL Co. Ltd.	559	8,293
Wonik Holdings Co. Ltd.(1)	2,225	12,637
WONIK IPS Co. Ltd.(1)	3,749	135,511
Wonik Materials Co. Ltd.	745	21,677
Woongjin Thinkbig Co. Ltd.	11,642	28,887
Woori Financial Group, Inc.	62,495	554,462
Woori Investment Bank Co. Ltd.(1)	4,836	2,406
Y G-1 Co. Ltd.	226	1,292
YG Entertainment, Inc.(1)	628	24,662
Youlchon Chemical Co. Ltd.	239	4,275
Youngone Corp.	2,073	56,634
Yuanta Securities Korea Co. Ltd.(1)	3,369	9,346
Yuhan Corp.	1,025	59,463
Yungjin Pharmaceutical Co. Ltd.(1)	1,448	10,528
Zinus, Inc.	315	29,460
		57,027,649
Taiwan — 15.0%
A-DATA Technology Co. Ltd.	11,000	23,575
Aaeon Technology, Inc.	1,000	2,608
AcBel Polytech, Inc.	30,000	31,151
Accton Technology Corp.	9,000	75,602

Acer, Inc.	387,000	314,835
Acter Group Corp. Ltd.	5,000	33,944
Advanced Ceramic X Corp.	1,000	15,459
Advanced International Multitech Co. Ltd.	6,000	8,973
Advanced Power Electronics Corp.	17,000	26,735
Advantech Co. Ltd.	2,199	23,709
Airtac International Group	4,000	116,649
Alchip Technologies Ltd.	3,000	70,475
Alpha Networks, Inc.	35,772	36,750
Altek Corp.	31,000	30,164
AMPOC Far-East Co. Ltd.	22,000	25,991
AmTRAN Technology Co. Ltd.(1)	13,000	5,253
Apex International Co. Ltd.	27,000	77,090
Arcadyan Technology Corp.	14,061	47,819
Ardentec Corp.	64,000	83,993
Argosy Research, Inc.	7,545	30,895
ASE Technology Holding Co. Ltd., ADR	112,855	600,389
Asia Cement Corp.	147,000	223,534
Asia Optical Co., Inc.	2,000	5,143
Asia Pacific Telecom Co. Ltd.(1)	7,209	2,443
Asia Polymer Corp.	59,850	40,858
Asia Vital Components Co. Ltd.	53,000	137,658
ASMedia Technology, Inc.	1,000	57,966
ASROCK, Inc.	8,000	46,951
Asustek Computer, Inc.	43,000	376,097
Aten International Co. Ltd.	9,000	26,256
AU Optronics Corp., ADR(1)	690,200	295,962
AURAS Technology Co. Ltd.	8,000	65,496
Aurora Corp.	1,000	3,033
AVY Precision Technology, Inc.	3,060	2,536
Bank of Kaohsiung Co. Ltd.(1)	30,000	10,844
Basso Industry Corp.	3,000	4,531
BenQ Materials Corp.	30,000	25,834
BES Engineering Corp.	131,000	41,349
Bioteque Corp.	1,000	4,774
Bizlink Holding, Inc.	9,000	77,484
Brave C&H Supply Co. Ltd.	4,000	29,166
Brighton-Best International Taiwan, Inc.	68,000	63,122
Brogent Technologies, Inc.	1,000	4,357
Capital Futures Corp.	2,000	2,650
Capital Securities Corp.	298,000	125,596
Career Technology MFG. Co. Ltd.	5,100	6,677
Casetek Holdings Ltd.	11,000	33,346
Caswell, Inc.	3,000	13,280
Catcher Technology Co. Ltd.	39,000	257,576
Cathay Financial Holding Co. Ltd.	477,000	675,334
Cayman Engley Industrial Co. Ltd.	7,000	23,430
Center Laboratories, Inc.	47,047	110,034
Central Reinsurance Co. Ltd.	13,000	10,292
Chailease Holding Co. Ltd.	5,200	28,496
Chang Hwa Commercial Bank Ltd.	65,520	40,949
Chang Wah Electromaterials, Inc.	20,000	20,478
Chang Wah Technology Co. Ltd.	7,000	14,652
Channel Well Technology Co. Ltd.	20,000	31,087
Charoen Pokphand Enterprise	18,000	45,106

Chaun-Choung Technology Corp.	1,000	8,356
CHC Healthcare Group	5,000	7,143
CHC Resources Corp.	4,000	6,389
Chenbro Micom Co. Ltd.	10,000	30,053
Cheng Loong Corp.	85,000	94,818
Cheng Shin Rubber Industry Co. Ltd.	182,000	270,997
Cheng Uei Precision Industry Co. Ltd.	43,000	64,885
Chia Chang Co. Ltd.	6,000	8,239
Chia Hsin Cement Corp.	13,000	8,283
Chicony Electronics Co. Ltd.	34,000	101,981
Chicony Power Technology Co. Ltd.	12,000	28,363
Chief Telecom, Inc.	2,000	26,686
Chieftek Precision Co. Ltd.	1,000	2,990
Chilisin Electronics Corp.	20,000	92,914
Chin-Poon Industrial Co. Ltd.	43,000	46,883
China Airlines Ltd.(1)	378,000	129,384
China Bills Finance Corp.	38,000	20,003
China Chemical & Pharmaceutical Co. Ltd.	41,000	33,967
China Development Financial Holding Corp.	946,000	296,223
China General Plastics Corp.	51,450	43,031
China Life Insurance Co. Ltd.	307,980	244,417
China Man-Made Fiber Corp.(1)	49,000	16,191
China Metal Products	11,000	13,423
China Motor Corp.(1)	30,800	52,053
China Petrochemical Development Corp.	97,000	30,995
China Steel Corp.	686,000	548,968
Chinese Maritime Transport Ltd.	6,000	5,896
Chipbond Technology Corp.	86,000	193,484
ChipMOS Technologies, Inc.	74,000	82,514
Chlitina Holding Ltd.	3,000	21,636
Chong Hong Construction Co. Ltd.	3,000	8,740
Chroma ATE, Inc.	2,000	10,533
Chun Yuan Steel Industry Co. Ltd.	54,000	25,867
Chung Hung Steel Corp.(1)	110,000	46,495
Chung Hwa Pulp Corp.(1)	10,000	3,626
Chung-Hsin Electric & Machinery Manufacturing Corp.	61,000	124,877
Chunghwa Telecom Co. Ltd., ADR(2)	10,132	385,827
Cleanaway Co. Ltd.	7,000	40,039
Clevo Co.(1)	29,000	31,148
CMC Magnetics Corp.	133,685	40,150
Co-Tech Development Corp.	8,000	12,832
Compal Electronics, Inc.	355,000	240,554
Compeq Manufacturing Co. Ltd.	139,000	234,788
Concraft Holding Co. Ltd.	6,899	23,697
Continental Holdings Corp.	65,000	56,276
Coretronic Corp.	42,000	51,759
CTBC Financial Holding Co. Ltd.	964,000	646,782
CTCI Corp.	17,000	23,361
Cyberlink Corp.	1,000	3,690
CyberTAN Technology, Inc.	16,000	8,737
D-Link Corp.(1)	5,000	4,208
DA CIN Construction Co. Ltd.	3,000	2,828
Da-Li Development Co. Ltd.	2,199	2,435
Dadi Early-Childhood Education Group Ltd.	1,000	6,476
Dafeng TV Ltd.	4,000	6,044

Darfon Electronics Corp.	5,000	7,616
Darwin Precisions Corp.(1)	5,000	2,407
Daxin Materials Corp.	10,000	29,001
Delta Electronics, Inc.	45,000	355,201
Depo Auto Parts Ind Co. Ltd.	4,000	7,336
Dimerco Express Corp.	16,000	36,369
Double Bond Chemical Industry Co. Ltd.	3,000	6,346
Dyaco International, Inc.	13,000	55,763
Dynamic Electronics Co. Ltd.(1)	45,000	29,966
Dynapack International Technology Corp.	18,000	52,718
E Ink Holdings, Inc.	17,000	24,388
E-LIFE MALL Corp.	4,000	10,052
E.Sun Financial Holding Co. Ltd.	366,105	323,197
Eastern Media International Corp.	40,000	24,090
Eclat Textile Co. Ltd.	9,000	126,429
ECOVE Environment Corp.	1,000	7,844
Egis Technology, Inc.	5,000	31,061
Elan Microelectronics Corp.	71,000	329,324
Elite Advanced Laser Corp.	18,000	43,945
Elite Material Co. Ltd.	30,000	164,473
Elite Semiconductor Microelectronics Technology, Inc.	39,000	69,204
Elitegroup Computer Systems Co. Ltd.(1)	44,000	26,590
eMemory Technology, Inc.	1,000	20,140
Epistar Corp.(1)	51,000	68,121
Eson Precision Ind Co. Ltd.	5,000	7,268
Eternal Materials Co. Ltd.	113,000	138,129
Eva Airways Corp.	138,000	61,092
Everest Textile Co. Ltd.(1)	3,000	1,005
Evergreen International Storage & Transport Corp.	69,000	38,617
Evergreen Marine Corp. Taiwan Ltd.(1)	361,190	313,195
Everlight Chemical Industrial Corp.	54,000	32,631
Everlight Electronics Co. Ltd.	54,000	70,189
Excelsior Medical Co. Ltd.	6,000	12,087
Far Eastern Department Stores Ltd.	127,000	108,755
Far Eastern International Bank	253,932	95,279
Far Eastern New Century Corp.	313,000	300,517
Far EasTone Telecommunications Co. Ltd.	91,000	198,066
Faraday Technology Corp.	2,000	3,357
Farglory F T Z Investment Holding Co. Ltd.	17,000	17,574
Farglory Land Development Co. Ltd.	29,000	53,037
Federal Corp.(1)	13,000	9,149
Feng Hsin Steel Co. Ltd.	49,000	100,674
Feng TAY Enterprise Co. Ltd.	10,800	69,617
Firich Enterprises Co. Ltd.	3,223	3,217
First Financial Holding Co. Ltd.	187,460	139,940
First Steamship Co. Ltd.	75,210	24,699
Fitipower Integrated Technology, Inc.	4,000	6,001
Fittech Co. Ltd.	4,000	23,410
FLEXium Interconnect, Inc.	43,000	181,328
Flytech Technology Co. Ltd.	1,000	2,194
FocalTech Systems Co. Ltd.(1)	30,804	72,172
Forcecon Tech Co. Ltd.	10,000	24,064
Forest Water Environment Engineering Co. Ltd.	1,000	1,534
Formosa Advanced Technologies Co. Ltd.	26,000	33,770
Formosa Chemicals & Fibre Corp.	74,000	200,076

Formosa International Hotels Corp.	5,000	24,836
Formosa Petrochemical Corp.	17,000	53,874
Formosa Plastics Corp.	69,000	206,402
Formosa Sumco Technology Corp.	7,000	35,895
Formosa Taffeta Co. Ltd.	67,000	72,086
Formosan Rubber Group, Inc.	22,000	19,267
Formosan Union Chemical	53,650	27,634
Fortune Electric Co. Ltd.	14,000	26,230
Foxconn Technology Co. Ltd.	34,000	62,617
Foxsemicon Integrated Technology, Inc.	10,000	71,851
FSP Technology, Inc.	20,000	28,009
Fubon Financial Holding Co. Ltd.	496,000	769,163
Fulgent Sun International Holding Co. Ltd.	12,000	50,852
Fulltech Fiber Glass Corp.(1)	11,000	5,064
Fusheng Precision Co. Ltd.	11,000	65,953
Gamania Digital Entertainment Co. Ltd.	25,000	57,858
GCS Holdings, Inc.	1,000	1,755
GEM Services, Inc.	1,000	2,097
Gemtek Technology Corp.(1)	35,000	37,130
General Interface Solution Holding Ltd.	49,000	194,713
Genesys Logic, Inc.	12,000	31,190
Genius Electronic Optical Co. Ltd.	5,079	113,708
Getac Technology Corp.	41,000	69,336
Giant Manufacturing Co. Ltd.	36,000	357,216
Giantplus Technology Co. Ltd.	6,000	2,519
Gigabyte Technology Co. Ltd.	64,000	176,532
Ginko International Co. Ltd.	8,150	42,476
Global Brands Manufacture Ltd.	39,000	32,584
Global Lighting Technologies, Inc.	1,000	3,989
Global PMX Co. Ltd.	1,000	6,764
Globalwafers Co. Ltd.	11,000	215,650
Globe Union Industrial Corp.	13,000	7,328
Gloria Material Technology Corp.	8,000	4,586
Gold Circuit Electronics Ltd.(1)	20,000	36,013
Golden Friends Corp.	1,000	1,996
Goldsun Building Materials Co. Ltd.	25,674	24,305
Gourmet Master Co. Ltd.	10,000	49,969
Grand Ocean Retail Group Ltd.	3,000	2,302
Grand Pacific Petrochemical(1)	152,000	124,867
Grape King Bio Ltd.	10,000	63,485
Great China Metal Industry	9,000	7,351
Great Wall Enterprise Co. Ltd.	79,000	128,550
Greatek Electronics, Inc.	44,000	85,119
GTM Holdings Corp.	7,000	6,025
Gudeng Precision Industrial Co. Ltd.	3,113	32,009
Hannstar Board Corp.	33,927	53,492
HannStar Display Corp.(1)	244,000	86,232
HannsTouch Solution, Inc.	28,000	10,831
Heran Co. Ltd.	7,000	26,483
Highwealth Construction Corp.	6,600	10,290
Hiroca Holdings Ltd.	3,000	6,185
Hitron Technology, Inc.	42,000	33,802
Hiwin Technologies Corp.	3,090	33,028
Ho Tung Chemical Corp.(1)	151,000	53,853
Holiday Entertainment Co. Ltd.	13,000	28,911

Holtek Semiconductor, Inc.	16,000	40,349
Holy Stone Enterprise Co. Ltd.	9,000	36,896
Hon Hai Precision Industry Co. Ltd.	667,000	1,927,704
Hong Pu Real Estate Development Co. Ltd.	11,000	9,288
Hotai Finance Co. Ltd.	6,000	17,319
Hotai Motor Co. Ltd.	10,000	225,241
Hsin Kuang Steel Co. Ltd.	2,000	2,731
Hsin Yung Chien Co. Ltd.	1,000	2,938
Hsing TA Cement Co.	12,000	8,594
HTC Corp.(1)	48,000	52,623
Hu Lane Associate, Inc.	15,225	60,185
Hua Nan Financial Holdings Co. Ltd.	141,508	90,155
Huaku Development Co. Ltd.	40,000	123,826
Huang Hsiang Construction Corp.	3,000	4,181
Hung Ching Development & Construction Co. Ltd.	7,000	4,719
Hung Sheng Construction Ltd.	23,600	15,756
Huxen Corp.	3,000	5,365
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	14,571
Ibase Technology, Inc.	1,000	1,408
IBF Financial Holdings Co. Ltd.	284,576	119,868
Ichia Technologies, Inc.	18,000	11,636
IEI Integration Corp.	3,000	5,073
Innodisk Corp.	8,160	46,754
Innolux Corp.(1)	896,000	316,456
Intai Technology Corp.	2,400	8,467
International CSRC Investment Holdings Co.	19,000	15,419
International Games System Co. Ltd.	3,000	71,496
Inventec Corp.	130,000	106,338
Iron Force Industrial Co. Ltd.	3,000	8,850
ITE Technology, Inc.	4,000	9,922
ITEQ Corp.	11,000	52,956
Jentech Precision Industrial Co. Ltd.	3,000	29,452
Jih Sun Financial Holdings Co. Ltd.	91,470	33,029
Jourdeness Group Ltd.	1,000	3,421
KEE TAI Properties Co. Ltd.	28,000	11,333
Kenda Rubber Industrial Co. Ltd.	20,800	26,960
Kindom Development Co. Ltd.	58,000	76,413
King Yuan Electronics Co. Ltd.	77,000	95,732
King's Town Bank Co. Ltd.	108,000	144,664
Kinik Co.	6,000	12,995
Kinpo Electronics	146,000	57,178
Kinsus Interconnect Technology Corp.	26,000	82,401
KMC Kuei Meng International, Inc.	1,000	6,674
KNH Enterprise Co. Ltd.(1)	23,000	28,791
KS Terminals, Inc.	16,000	24,087
Kung Long Batteries Industrial Co. Ltd.	47,000	230,939
Kung Sing Engineering Corp.(1)	64,000	26,524
Kuo Toong International Co. Ltd.	46,000	39,383
Kuoyang Construction Co. Ltd.	5,000	4,602
L&K Engineering Co. Ltd.	3,000	2,976
Lanner Electronics, Inc.	1,000	2,367
Largan Precision Co. Ltd.	3,000	338,189
Lealea Enterprise Co. Ltd.(1)	101,000	43,277
Lelon Electronics Corp.	3,000	6,053
Lemtech Holdings Co. Ltd.	1,000	4,181

Lextar Electronics Corp.(1)	25,000	17,883
Li Cheng Enterprise Co. Ltd.	1,071	1,116
Li Peng Enterprise Co. Ltd.(1)	110,000	31,616
Lian HWA Food Corp.	2,100	3,309
Lien Hwa Industrial Holdings Corp.	6,960	10,066
Lion Travel Service Co. Ltd.	1,000	2,733
Lite-On Technology Corp.	168,000	283,421
Long Bon International Co. Ltd.	4,800	2,308
Longchen Paper & Packaging Co. Ltd.	91,000	60,626
Longwell Co.	17,000	32,618
Lotes Co. Ltd.	8,000	124,295
Lotus Pharmaceutical Co. Ltd.(1)	1,000	2,975
Lumax International Corp. Ltd.	10,000	23,889
Lung Yen Life Service Corp.	18,000	33,895
Macauto Industrial Co. Ltd.	11,000	33,824
Machvision, Inc.	1,039	11,040
Macronix International	116,000	157,026
Makalot Industrial Co. Ltd.	11,000	71,109
Marketech International Corp.	9,000	35,451
Mechema Chemicals International Corp.	2,000	4,420
MediaTek, Inc.	32,000	791,955
Mega Financial Holding Co. Ltd.	248,000	247,669
Mercuries & Associates Holding Ltd.	55,000	41,336
Mercuries Life Insurance Co. Ltd.(1)	130,000	39,653
Merry Electronics Co. Ltd.	26,000	129,271
Micro-Star International Co. Ltd.	76,000	333,790
Microbio Co. Ltd.(1)	6,000	15,804
Mirle Automation Corp.	5,000	7,577
Mitac Holdings Corp.	42,560	44,078
momo.com, Inc.	1,000	21,777
MOSA Industrial Corp.	13,000	14,176
MPI Corp.	11,000	44,687
Nak Sealing Technologies Corp.	3,000	7,168
Namchow Holdings Co. Ltd.	20,000	31,663
Nan Kang Rubber Tire Co. Ltd.	34,000	51,813
Nan Liu Enterprise Co. Ltd.	6,000	40,658
Nan Pao Resins Chemical Co. Ltd.	6,000	32,669
Nan Ya Plastics Corp.	88,000	198,356
Nan Ya Printed Circuit Board Corp.(1)	3,000	19,144
Nantex Industry Co. Ltd.	42,000	90,545
Nanya Technology Corp.	30,000	76,320
Newmax Technology Co. Ltd.(1)	1,000	2,115
Nichidenbo Corp.	23,000	38,606
Nien Made Enterprise Co. Ltd.	17,000	200,960
Nishoku Technology, Inc.	6,000	25,299
Novatek Microelectronics Corp.	13,000	136,743
Nuvoton Technology Corp.	2,000	3,176
O-Bank Co. Ltd.	74,430	17,226
Ocean Plastics Co. Ltd.(1)	2,000	2,555
OptoTech Corp.(1)	59,000	54,943
Orient Semiconductor Electronics Ltd.	65,000	30,017
Oriental Union Chemical Corp.	8,000	5,000
P-Duke Technology Co. Ltd.	2,000	4,702
Pacific Hospital Supply Co. Ltd.	1,099	2,739
Paiho Shih Holdings Corp.	1,000	1,051

Pan Jit International, Inc.	139,000	217,911
Pan-International Industrial Corp.	14,000	10,437
Parade Technologies Ltd.	2,000	72,796
PChome Online, Inc.	15,000	46,194
Pegatron Corp.	132,000	302,673
Pegavision Corp.	6,000	53,586
PharmaEngine, Inc.	13,000	27,789
Pharmally International Holding Co. Ltd.	1,282	2,546
Phison Electronics Corp.	1,000	11,347
Pixart Imaging, Inc.	3,000	20,814
Polytronics Technology Corp.	2,000	6,520
Pou Chen Corp.	185,000	202,445
Power Wind Health Industry, Inc.	4,050	23,036
Powertech Technology, Inc.	141,000	455,699
Poya International Co. Ltd.	3,000	62,967
President Chain Store Corp.	17,000	154,572
President Securities Corp.	123,740	68,452
Primax Electronics Ltd.	39,000	63,967
Prince Housing & Development Corp.	108,000	45,504
Promate Electronic Co. Ltd.	2,000	2,489
Prosperity Dielectrics Co. Ltd.	7,000	15,817
Qisda Corp.	251,000	206,292
QST International Corp.(1)	10,000	21,773
Quang Viet Enterprise Co. Ltd.	6,000	22,117
Quanta Computer, Inc.	204,000	551,796
Quanta Storage, Inc.	25,000	34,506
Radiant Innovation, Inc.	8,000	24,195
Radiant Opto-Electronics Corp.	42,000	170,512
Radium Life Tech Co. Ltd.	24,000	11,292
Realtek Semiconductor Corp.	42,000	547,366
Rechi Precision Co. Ltd.	41,000	30,011
Rexon Industrial Corp. Ltd.	19,000	51,573
Rich Development Co. Ltd.	92,000	35,203
Ritek Corp.(1)	64,281	24,833
Roo Hsing Co. Ltd.(1)	75,000	31,206
Ruentex Development Co. Ltd.	107,000	157,564
Ruentex Engineering & Construction Co.	1,000	2,253
Ruentex Industries Ltd.	39,000	95,125
Sampo Corp.	50,000	47,085
San Fang Chemical Industry Co. Ltd.	13,000	10,430
San Shing Fastech Corp.	17,000	29,221
Sanyang Motor Co. Ltd.	69,000	89,780
Savior Lifetec Corp.(1)	7,000	8,021
SCI Pharmtech, Inc.	8,000	35,310
ScinoPharm Taiwan Ltd.	2,000	2,081
SDI Corp.	15,000	42,012
Senao International Co. Ltd.	1,000	1,031
Senao Networks, Inc.	1,000	3,400
Sesoda Corp.	8,640	6,885
Shane Global Holding, Inc.	1,000	3,669
Shanghai Commercial & Savings Bank Ltd. (The)	183,000	250,055
Sheng Yu Steel Co. Ltd.	7,000	4,941
Shin Foong Specialty & Applied Materials Co. Ltd.	11,000	61,244
Shin Kong Financial Holding Co. Ltd.	1,022,313	307,426
Shin Zu Shing Co. Ltd.	13,536	68,718

Shining Building Business Co. Ltd.(1)	19,000	12,091
Shinkong Insurance Co. Ltd.	14,000	19,119
Shinkong Synthetic Fibers Corp.	173,000	76,248
Shiny Chemical Industrial Co. Ltd.	7,200	26,422
ShunSin Technology Holding Ltd.	6,000	25,749
Sigurd Microelectronics Corp.	58,063	92,062
Silergy Corp.	1,000	78,085
Simplo Technology Co. Ltd.	10,000	116,424
Sinbon Electronics Co. Ltd.	4,000	27,417
Sincere Navigation Corp.	44,060	24,445
Sinmag Equipment Corp.	1,000	3,055
Sino-American Silicon Products, Inc.	45,000	226,895
Sinon Corp.	62,000	45,707
SinoPac Financial Holdings Co. Ltd.	789,000	306,917
Sinyi Realty, Inc.	9,000	9,653
Sitronix Technology Corp.	13,000	64,006
Soft-World International Corp.	4,000	12,671
Solar Applied Materials Technology Co.	218,000	361,725
Sonix Technology Co. Ltd.	4,000	9,390
Speed Tech Corp.	1,000	3,743
St Shine Optical Co. Ltd.	4,000	40,619
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	2,733
Standard Foods Corp.	18,000	39,435
Stark Technology, Inc.	14,000	33,087
Sunjuice Holdings Co. Ltd.	1,000	10,981
Sunny Friend Environmental Technology Co. Ltd.	1,000	7,835
Sunonwealth Electric Machine Industry Co. Ltd.	32,000	63,305
Sunplus Technology Co. Ltd.	25,000	13,702
Sunrex Technology Corp.	12,000	29,806
Supreme Electronics Co. Ltd.	45,000	51,522
Swancor Holding Co. Ltd.	10,000	59,072
Sweeten Real Estate Development Co. Ltd.	4,320	3,275
Symtek Automation Asia Co. Ltd.	9,000	25,256
Syncmold Enterprise Corp.	11,000	33,415
Synnex Technology International Corp.	134,000	209,393
Systex Corp.	17,000	50,421
TA Chen Stainless Pipe	56,263	55,532
Ta Ya Electric Wire & Cable	112,000	83,865
TA-I Technology Co. Ltd.	8,750	23,520
Taichung Commercial Bank Co. Ltd.	259,140	99,084
TaiDoc Technology Corp.	1,000	8,021
Taiflex Scientific Co. Ltd.	22,000	42,728
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	1,589
Taimide Tech, Inc.	16,000	33,741
Tainan Spinning Co. Ltd.	135,000	70,886
Taishin Financial Holding Co. Ltd.	978,174	458,377
TaiSol Electronics Co. Ltd.	10,000	24,386
Taisun Enterprise Co. Ltd.	4,000	3,302
Taita Chemical Co. Ltd.	27,000	30,895
Taiwan Business Bank	433,800	151,499
Taiwan Cement Corp.	307,004	462,456
Taiwan Cogeneration Corp.	28,000	38,532
Taiwan Cooperative Financial Holding Co. Ltd.	144,200	102,759
Taiwan FamilyMart Co. Ltd.	1,000	9,327
Taiwan Fertilizer Co. Ltd.	95,000	180,135

Taiwan Fire & Marine Insurance Co. Ltd.	8,000	5,640
Taiwan FU Hsing Industrial Co. Ltd.	11,000	17,706
Taiwan Glass Industry Corp.(1)	119,000	74,987
Taiwan High Speed Rail Corp.	137,000	150,990
Taiwan Hon Chuan Enterprise Co. Ltd.	43,000	90,731
Taiwan Land Development Corp.(1)	30,000	8,302
Taiwan Mask Corp.	1,000	1,300
Taiwan Mobile Co. Ltd.	22,000	74,904
Taiwan Navigation Co. Ltd.	9,000	6,224
Taiwan Paiho Ltd.	90,000	236,257
Taiwan PCB Techvest Co. Ltd.	37,000	59,270
Taiwan Sakura Corp.	4,000	7,105
Taiwan Secom Co. Ltd.	27,000	83,973
Taiwan Semiconductor Co. Ltd.	14,000	27,960
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	166,962	16,198,653
Taiwan Shin Kong Security Co. Ltd.	7,070	9,217
Taiwan Steel Union Co. Ltd.	1,000	2,709
Taiwan Styrene Monomer	30,000	18,550
Taiwan Surface Mounting Technology Corp.	23,000	98,623
Taiwan TEA Corp.(1)	17,000	11,398
Taiwan Union Technology Corp.	6,000	24,663
Taiyen Biotech Co. Ltd.	6,000	6,879
Tatung Co. Ltd.(1)	38,000	27,925
TCI Co. Ltd.	12,000	93,100
Teco Electric and Machinery Co. Ltd.	211,000	218,872
Test Research, Inc.	20,000	39,822
Test Rite International Co. Ltd.(1)	33,000	29,671
Tex-Ray Industrial Co. Ltd.(1)	40,000	26,337
Thermaltake Technology Co. Ltd.	11,000	26,928
Thinking Electronic Industrial Co. Ltd.	8,000	41,149
Thye Ming Industrial Co. Ltd.	9,000	9,633
Ton Yi Industrial Corp.(1)	34,000	13,908
Tong Hsing Electronic Industries Ltd.	5,472	38,164
Tong Yang Industry Co. Ltd.	49,000	68,517
Top Bright Holding Co. Ltd.	8,000	44,113
TOPBI International Holdings Ltd.	3,446	3,808
Topco Scientific Co. Ltd.	14,000	59,742
Topkey Corp.	6,000	35,144
TPK Holding Co. Ltd.(1)	26,000	42,737
Trade-Van Information Services Co.	2,000	3,278
Transcend Information, Inc.	16,000	36,292
Tripod Technology Corp.	71,000	304,191
TSRC Corp.	101,000	80,540
Ttet Union Corp.	1,000	4,352
TTFB Co. Ltd.	1,000	8,846
TTY Biopharm Co. Ltd.	2,000	4,870
Tung Ho Steel Enterprise Corp.	167,000	196,182
Tung Thih Electronic Co. Ltd.(1)	1,000	5,734
TXC Corp.	17,000	47,778
TYC Brother Industrial Co. Ltd.	10,000	7,716
U-Ming Marine Transport Corp.	63,000	69,488
Uni-President Enterprises Corp.	213,000	486,128
Unimicron Technology Corp.	90,000	284,620
Union Bank of Taiwan	119,840	43,706
Unitech Printed Circuit Board Corp.	48,000	39,413

United Integrated Services Co. Ltd.	6,000	47,991
United Microelectronics Corp.	1,199,000	1,692,961
United Renewable Energy Co. Ltd.(1)	374,000	195,210
Universal Cement Corp.	12,000	9,608
Universal Microwave Technology, Inc.	1,000	2,602
Unizyx Holding Corp.(1)	4,000	3,555
UPC Technology Corp.	97,000	59,508
USI Corp.	85,000	59,243
Vanguard International Semiconductor Corp.	77,000	284,144
Ventec International Group Co. Ltd.	6,000	14,726
Visual Photonics Epitaxy Co. Ltd.	1,000	3,193
Voltronic Power Technology Corp.	3,100	95,161
Wafer Works Corp.	41,000	54,147
Wah Lee Industrial Corp.	2,000	5,429
Walsin Lihwa Corp.	382,000	260,248
Walsin Technology Corp.	23,000	157,197
Wan Hai Lines Ltd.	70,000	106,798
Wei Chuan Foods Corp.	20,000	15,002
Weikeng Industrial Co. Ltd.	18,000	12,373
Well Shin Technology Co. Ltd.	5,000	8,402
Win Semiconductors Corp.	31,000	364,951
Winbond Electronics Corp.	98,000	63,026
Wisdom Marine Lines Co. Ltd.(1)	16,378	12,878
Wistron Corp.	224,000	234,902
Wistron Information Technology & Services Corp.	1,000	3,416
Wiwynn Corp.	5,000	119,973
Wowprime Corp.	10,000	46,306
WPG Holdings Ltd.	36,000	53,899
WT Microelectronics Co. Ltd.	11,000	15,460
WUS Printed Circuit Co. Ltd.	9,000	9,850
XinTec, Inc.(1)	1,000	6,313
Xxentria Technology Materials Corp.	16,000	34,820
Yageo Corp.	10,000	155,564
Yang Ming Marine Transport Corp.(1)	264,000	122,752
YC INOX Co. Ltd.	45,000	40,499
Yem Chio Co. Ltd.(1)	62,000	37,226
Yeong Guan Energy Technology Group Co. Ltd.	1,000	3,131
YFY, Inc.	137,000	114,479
Yieh Phui Enterprise Co. Ltd.(1)	164,000	70,547
Youngtek Electronics Corp.	15,000	33,017
Yuanta Financial Holding Co. Ltd.	954,440	638,560
Yulon Finance Corp.	22,200	78,954
Yulon Motor Co. Ltd.(1)	60,397	82,727
YungShin Global Holding Corp.	3,000	4,824
Zeng Hsing Industrial Co. Ltd.	3,000	14,637
Zhen Ding Technology Holding Ltd.	57,000	247,371
Zinwell Corp.(1)	3,000	2,013
Zippy Technology Corp.	3,000	3,485
ZongTai Real Estate Development Co. Ltd.	2,000	2,779
		60,030,826
Thailand — 2.2%
Advanced Info Service PCL, NVDR	50,300	292,015
AEON Thana Sinsap Thailand PCL, NVDR	10,600	55,530
Airports of Thailand PCL, NVDR	118,500	247,384
Amata Corp. PCL, NVDR	136,500	75,367

Ananda Development PCL, NVDR	53,000	3,010
AP Thailand PCL, NVDR	503,300	115,829
Asia Aviation PCL, NVDR(1)	56,600	3,776
Asia Sermkij Leasing PCL, NVDR	23,800	16,909
B Grimm Power PCL, NVDR	87,500	140,711
Bangchak Corp. PCL, NVDR	79,100	51,158
Bangkok Airways PCL, NVDR	59,900	11,790
Bangkok Bank PCL, NVDR	62,800	243,504
Bangkok Chain Hospital PCL, NVDR	43,300	19,969
Bangkok Dusit Medical Services PCL, NVDR	146,100	103,011
Bangkok Expressway & Metro PCL, NVDR	214,700	64,577
Bangkok Land PCL, NVDR	879,400	29,570
Bangkok Life Assurance PCL, NVDR	187,000	123,160
Banpu PCL, NVDR	254,200	71,435
Banpu Power PCL, NVDR	27,900	14,834
BCPG PCL, NVDR	27,900	13,582
Beauty Community PCL, NVDR	243,500	12,307
BEC World PCL, NVDR(1)	149,500	30,279
Berli Jucker PCL, NVDR	11,300	13,857
BG Container Glass PCL, NVDR	56,100	19,719
BTS Group Holdings PCL, NVDR	112,700	37,734
Bumrungrad Hospital PCL, NVDR	22,200	90,870
Cal-Comp Electronics Thailand PCL, NVDR	406,300	30,396
Carabao Group PCL, NVDR	10,500	41,776
Central Pattana PCL, NVDR	123,300	204,868
Central Plaza Hotel PCL, NVDR(1)	18,100	14,371
Central Retail Corp. PCL, NVDR(1)	29,266	31,070
CH Karnchang PCL, NVDR	36,500	21,967
Charoen Pokphand Foods PCL, NVDR	206,100	194,609
Chularat Hospital PCL, NVDR	242,600	20,377
CK Power PCL, NVDR(1)	121,300	20,310
Com7 PCL, NVDR	93,200	125,846
CP ALL PCL, NVDR(1)	175,800	349,568
Diamond Building Products PCL, NVDR	51,200	10,071
Dynasty Ceramic PCL, NVDR	278,500	21,179
Eastern Polymer Group PCL, NVDR	178,100	34,036
Eastern Water Resources Development and Management PCL, NVDR	50,300	15,647
Electricity Generating PCL, NVDR	5,700	40,420
Energy Absolute PCL, NVDR	60,000	88,102
Erawan Group PCL (The), NVDR	42,800	4,737
Esso Thailand PCL, NVDR(1)	63,400	15,040
GFPT PCL, NVDR	188,400	87,218
Gulf Energy Development PCL, NVDR	17,820	20,469
Gunkul Engineering PCL, NVDR	535,200	43,934
Hana Microelectronics PCL, NVDR	51,900	73,611
Home Product Center PCL, NVDR	396,100	192,051
Ichitan Group PCL, NVDR	86,500	31,070
Indorama Ventures PCL, NVDR	100,800	105,732
Intouch Holdings PCL, NVDR	28,000	51,396
IRPC PCL, NVDR	804,700	71,359
Italian-Thai Development PCL, NVDR(1)	502,200	18,373
Jasmine International PCL, NVDR	408,500	44,830
Jay Mart PCL, NVDR	68,641	39,186
JMT Network Services PCL, NVDR	27,900	30,903
JWD Infologistics PCL, NVDR	61,400	17,251

Kasikornbank PCL, NVDR	11,300	40,717
KCE Electronics PCL, NVDR	130,700	174,662
KGI Securities Thailand PCL, NVDR	236,700	29,305
Khon Kaen Sugar Industry PCL, NVDR	124,100	9,472
Kiatnakin Phatra Bank PCL, NVDR	36,500	59,445
Krung Thai Bank PCL, NVDR	224,400	78,847
Krungthai Card PCL, NVDR	35,000	58,818
Land & Houses PCL, NVDR	112,700	29,010
LPN Development PCL, NVDR	87,800	13,712
Major Cineplex Group PCL, NVDR	59,700	37,300
MBK PCL, NVDR	61,700	26,955
MC Group PCL, NVDR	20,300	6,847
Mega Lifesciences PCL, NVDR	82,400	98,793
Minor International PCL, NVDR(1)	141,200	114,643
MK Restaurants Group PCL, NVDR	9,300	16,387
Muangthai Capital PCL, NVDR(1)	50,500	89,450
Namyong Terminal PCL, NVDR	51,400	6,034
Noble Development PCL, NVDR	43,500	29,112
Northeast Rubber PCL, NVDR	156,200	22,208
Origin Property PCL, NVDR	80,100	20,388
Osotspa PCL, NVDR	20,800	24,925
Plan B Media PCL, NVDR	390,600	80,131
Polyplex Thailand PCL, NVDR	70,200	53,383
Precious Shipping PCL, NVDR(1)	68,800	13,851
Property Perfect PCL, NVDR	730,710	9,130
PTG Energy PCL, NVDR	122,100	72,262
PTT Exploration & Production PCL, NVDR	68,500	215,648
PTT Global Chemical PCL, NVDR	72,200	135,120
PTT PCL, NVDR	432,900	566,077
Quality Houses PCL, NVDR	664,400	50,772
Rajthanee Hospital PCL, NVDR	34,000	25,891
Ratch Group PCL, NVDR	37,200	69,359
Ratchthani Leasing PCL, NVDR	560,800	68,621
Rojana Industrial Park PCL, NVDR	142,600	21,282
RS PCL, NVDR	63,400	36,959
Samart Corp. PCL, NVDR	72,200	12,986
Sansiri PCL, NVDR	3,867,300	100,468
Sappe PCL, NVDR	2,500	1,857
SEAFCO PCL, NVDR	60,800	10,320
Siam Cement PCL (The), NVDR	25,600	314,726
Siam Commercial Bank PCL (The), NVDR	54,600	153,254
Siam Future Development PCL, NVDR	87,800	14,182
Siam Global House PCL, NVDR	209,495	125,380
Siamgas & Petrochemicals PCL, NVDR	64,200	21,795
Sikarin PCL, NVDR	21,100	4,779
Sino-Thai Engineering & Construction PCL, NVDR	217,300	94,861
Somboon Advance Technology PCL, NVDR	27,900	13,186
SPCG PCL, NVDR	56,800	40,376
Sri Trang Agro-Industry PCL, NVDR	149,500	132,303
Srisawad Corp. PCL, NVDR	70,100	134,142
Srisawad Finance PCL, NVDR(1)	44,800	44,587
Star Petroleum Refining PCL, NVDR	87,800	21,837
STP & I PCL, NVDR	90,600	11,550
Supalai PCL, NVDR	125,000	73,626

Super Energy Corp. PCL, NVDR(1)	4,697,600	141,819
Taokaenoi Food & Marketing PCL, NVDR	51,600	18,485
Thai Airways International PCL, NVDR(1)	20,500	1,973
Thai Oil PCL, NVDR(1)	59,900	92,343
Thai Union Group PCL, NVDR	389,700	193,467
Thai Vegetable Oil PCL, NVDR	48,000	51,341
Thaifoods Group PCL, NVDR	316,200	52,523
Thanachart Capital PCL, NVDR	11,300	12,634
Thoresen Thai Agencies PCL, NVDR	227,500	32,105
Tipco Asphalt PCL, NVDR	67,400	40,779
Tisco Financial Group PCL, NVDR	21,100	54,474
TMB Bank PCL, NVDR	1,642,100	56,661
TOA Paint Thailand PCL, NVDR	27,300	33,118
Total Access Communication PCL, NVDR	54,400	67,409
TPI Polene PCL, NVDR	400,700	20,205
TPI Polene Power PCL, NVDR	284,300	41,579
TQM Corp. PCL, NVDR	11,700	48,357
True Corp. PCL, NVDR	875,000	93,768
TTW PCL, NVDR	43,900	18,420
U City PCL, NVDR(1)	508,700	21,373
Unique Engineering & Construction PCL, NVDR	129,200	21,281
United Paper PCL, NVDR	19,500	8,511
Univentures PCL, NVDR	26,000	2,606
VGI PCL, NVDR	146,900	37,048
Vinythai PCL, NVDR	25,000	19,462
WHA Corp. PCL, NVDR	149,900	15,443
Workpoint Entertainment PCL, NVDR	19,600	8,442
		8,951,017
Turkey — 0.5%
AG Anadolu Grubu Holding AS(1)	7,413	19,618
Akbank T.A.S.(1)	92,542	71,252
Aksa Akrilik Kimya Sanayii AS	20,299	27,677
Aksa Enerji Uretim AS(1)	7,011	6,277
Aksigorta AS	3,110	2,950
Alarko Holding AS	4,087	3,294
Albaraka Turk Katilim Bankasi AS(1)	30,642	6,633
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148	37,869
Aselsan Elektronik Sanayi Ve Ticaret AS	10,764	23,787
Aygaz AS	4,238	6,612
BIM Birlesik Magazalar AS	12,192	108,968
Borusan Mannesmann Boru Sanayi ve Ticaret AS(1)	2,241	4,634
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	6,069
Cimsa Cimento Sanayi VE Ticaret AS(1)	2,951	5,578
Coca-Cola Icecek AS	4,176	29,832
Deva Holding AS	4,011	13,030
Dogan Sirketler Grubu Holding AS	93,300	28,556
Dogus Otomotiv Servis ve Ticaret AS	2,247	7,707
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,914	9,066
Eregli Demir ve Celik Fabrikalari TAS	57,191	80,458
Ford Otomotiv Sanayi AS	1,813	24,915
Gubre Fabrikalari TAS(1)	5,436	36,032
Haci Omer Sabanci Holding AS	112,993	138,794
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	18,108	26,672
Is Yatirim Menkul Degerler AS	27,641	45,602

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	91,540	57,169
KOC Holding AS	24,216	54,633
Koza Altin Isletmeleri AS(1)	1,658	15,762
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	26,003	42,050
Logo Yazilim Sanayi Ve Ticaret AS(1)	385	5,526
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	1,303	7,644
Migros Ticaret AS(1)	5,382	29,032
Nuh Cimento Sanayi AS	7,942	41,045
Pegasus Hava Tasimaciligi AS(1)	4,230	30,858
Petkim Petrokimya Holding AS(1)	13,906	7,452
Sekerbank Turk AS(1)	31,348	5,824
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	14,657	23,514
Sok Marketler Ticaret AS(1)	10,284	16,468
TAV Havalimanlari Holding AS	36,851	89,321
Tekfen Holding AS	12,719	23,595
Turk Hava Yollari AO(1)	76,624	111,401
Turk Traktor ve Ziraat Makineleri AS	790	13,842
Turkcell Iletisim Hizmetleri AS, ADR(2)	23,768	115,988
Turkiye Garanti Bankasi AS(1)	149,224	167,002
Turkiye Halk Bankasi AS(1)	49,552	33,811
Turkiye Is Bankasi AS, C Shares(1)	70,987	59,107
Turkiye Petrol Rafinerileri AS(1)	3,136	36,396
Turkiye Sinai Kalkinma Bankasi AS(1)	142,600	41,877
Turkiye Sise ve Cam Fabrikalari AS	52,959	45,885
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	777	4,755
Vestel Elektronik Sanayi ve Ticaret AS(1)	11,329	28,943
Zorlu Enerji Elektrik Uretim AS(1)	12,683	4,301
		1,885,083
TOTAL COMMON STOCKS (Cost $337,122,357)		401,315,810
RIGHTS†
China†
Jiayuan International Group Ltd.(1)	731	4
Sino-Ocean Group Holding Ltd.(1)	1,212	—
		4
South Korea†
Doosan Fuel Cell Co. Ltd.(1)	126	785
Doosan Heavy Industries & Construction Co. Ltd.(1)	557	2,245
Helixmith Co. Ltd.(1)	—	3
Peptron, Inc.(1)	29	69
		3,102
TOTAL RIGHTS (Cost $—)		3,106
WARRANTS†
Malaysia†
Serba Dinamik Holdings Bhd(1)	3,660	184
Thailand†
JMT Network Services PCL, NVDR(1)	2,858	1
MBK PCL, NVDR(1)	2,468	832
		833
TOTAL WARRANTS (Cost $—)		1,017
TEMPORARY CASH INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,132,123)	2,132,123	2,132,123

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,024,020)	4,024,020	4,024,020
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $343,278,500)		407,476,076
OTHER ASSETS AND LIABILITIES — (1.6)%		(6,357,396)
TOTAL NET ASSETS — 100.0%		$401,118,680

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.7%
Financials	17.7%
Consumer Discretionary	17.5%
Communication Services	10.5%
Materials	9.0%
Industrials	7.9%
Consumer Staples	5.0%
Energy	4.8%
Health Care	3.1%
Real Estate	2.7%
Utilities	2.2%
Cash and Equivalents*	(0.1)%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,294,072. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,064,938, which includes securities collateral of $6,040,918.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	9,924,602	12,579,470	—
Chile	476,414	1,935,938	—
China	48,952,102	103,408,242	—
Colombia	333,020	530,957	—
India	6,459,645	31,056,947	—
Indonesia	661,714	5,589,940	—
Mexico	2,184,475	6,402,792	—
Peru	991,224	—	—
Philippines	156,513	3,317,851	—
Russia	378,542	8,572,638	—
South Africa	2,831,812	12,798,832	—
South Korea	5,091,064	51,936,585	—
Taiwan	17,184,869	42,845,957	—
Turkey	115,988	1,769,095	—
Other Countries	—	22,828,582	—
Rights	—	3,106	—
Warrants	—	1,017	—
Temporary Cash Investments	2,132,123	—	—
Temporary Cash Investments - Securities Lending Collateral	4,024,020	—	—
	101,898,127	305,577,949	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.